                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819

                                   ----------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                     Copy to:

 Tim Walsh, Vice President and Counsel             Timothy W. Diggins, Esq.
  State Street Bank and Trust Company                     Ropes & Gray
    2 Avenue de Lafayette, 6th Floor                One International Place
      Boston, Massachusetts 02111               Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-0835

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1: SHAREHOLDER REPORT

                       STATE STREET EQUITY 500 INDEX FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007 to June 30, 2007.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class's costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Class's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                            BEGINNING         ENDING
                          ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                         JANUARY 1, 2007   JUNE 30, 2007   DURING PERIOD *
                         ---------------   -------------   ---------------
BASED ON ACTUAL CLASS
   RETURN
Administrative Shares       $1,000.00        $1,068.50          $1.26
Service Shares              $1,000.00        $1,068.50          $1.77
Class R Shares              $1,000.00        $1,066.80          $3.56
BASED ON HYPOTHETICAL
   (5% RETURN BEFORE
   EXPENSES)
Administrative Shares       $1,000.00        $1,023.58          $1.23
Service Shares              $1,000.00        $1,023.08          $1.73
Class R Shares              $1,000.00        $1,021.35          $3.48

* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of June 30, 2007 were 0.245%, 0.345% and 0.695%, respectively, which include each Class's proportionate share of the expense of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
   Investment in State Street Equity 500 Index Portfolio, at
      value (identified cost $194,480,622) (Note 1)                $282,722,308
   Receivable for Fund shares sold                                      203,192
                                                                   ------------
                                                                    282,925,500
LIABILITIES
   Distribution fees payable (Note 3)                                    43,544
   Administration fees payable (Note 3)                                  11,693
                                                                   ------------
                                                                         55,237
                                                                   ------------
NET ASSETS                                                         $282,870,263
                                                                   ============
NET ASSETS CONSIST OF:
   Paid-in capital                                                 $223,754,729
   Undistributed net investment income                                2,350,698
   Accumulated net realized loss                                    (31,476,850)
   Net unrealized appreciation on investments                        88,241,686
                                                                   ------------
NET ASSETS                                                         $282,870,263
                                                                   ============
ADMINISTRATIVE SHARES:
NET ASSETS                                                         $207,792,455
Shares of beneficial interest outstanding                            16,435,158
Offering, net asset value, and redemption price per share          $      12.64
                                                                   ============
SERVICE SHARES:
NET ASSETS                                                         $ 70,117,595
Shares of beneficial interest outstanding                             5,553,618
Offering, net asset value, and redemption price per share          $      12.63
                                                                   ============
CLASS R SHARES:
NET ASSETS                                                         $  4,960,213
Shares of beneficial interest outstanding                               393,459
Offering, net asset value, and redemption price per share          $      12.61
                                                                   ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INCOME
   Dividend income allocated from Portfolio (Note 2)                $ 2,549,656
   Interest income allocated from Portfolio (Note 2)                    153,420
   Expenses allocated from Portfolio (Note 3)                           (61,621)
                                                                    -----------
                                                                      2,641,455
                                                                    -----------
EXPENSES
   Distribution fees (Note 3)
      Administrative Shares                                             153,327
      Service Shares                                                     81,699
      Class R Shares                                                     11,610
   Administration fees (Note 3)                                          68,417
                                                                    -----------
                                                                        315,053
                                                                    -----------
NET INVESTMENT INCOME                                                 2,326,402
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain allocated from Portfolio on:
   Investments                                                        7,370,031
   Futures                                                              249,432
   Foreign Exchange                                                     108,134
                                                                    -----------
                                                                      7,727,597
                                                                    -----------
Change in net unrealized appreciation (depreciation)
   allocated from Portfolio on:
   Investments                                                        8,161,547
   Futures                                                              (37,920)
                                                                    -----------
                                                                      8,123,627
                                                                    -----------
Net realized and unrealized gain                                     15,851,224
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $18,177,626
                                                                    ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        For the
                                                                    Six Months Ended       For the
                                                                     June 30, 2007       Year Ended
                                                                      (Unaudited)      December 31, 2006
                                                                    ----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                              $  2,326,402       $  4,177,405
   Net realized gain on investments, futures and foreign exchange        7,727,597            929,546
   Change in net unrealized appreciation (depreciation)                  8,123,627         30,112,484
                                                                      ------------       ------------
   Net increase in net assets resulting from operations                 18,177,626         35,219,435

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Administrative Shares                                                     --         (3,273,491)
      Service Shares                                                            --           (825,229)
      Class R Shares                                                            --            (35,241)
                                                                      ------------       ------------
      Total Distributions                                                       --         (4,133,961)
                                                                      ------------       ------------

NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES
   Shares sold                                                           4,958,029          5,970,867
   Reinvestment of distributions                                                --          3,273,491
   Shares redeemed                                                     (17,389,943)       (23,617,403)
                                                                      ------------       ------------
      Net decrease from capital share transactions                     (12,431,914)       (14,373,045)
                                                                      ------------       ------------

SERVICE SHARES
   Shares sold                                                          11,797,671         20,588,281
   Reinvestment of distributions                                                --            825,229
   Shares redeemed                                                      (5,779,506)        (6,309,109)
                                                                      ------------       ------------
      Net increase from capital share transactions                       6,018,165         15,104,401
                                                                      ------------       ------------

CLASS R SHARES
   Shares sold                                                           1,858,528          2,990,069
   Reinvestment of distributions                                                --             35,241
   Shares redeemed                                                        (255,293)          (255,948)
                                                                      ------------       ------------
      Net increase from capital share transactions                       1,603,235          2,769,362
                                                                      ------------       ------------
   Net increase in net assets                                           13,367,112         34,586,192
NET ASSETS, BEGINNING OF PERIOD                                        269,503,151        234,916,959
                                                                      ------------       ------------
NET ASSETS, END OF PERIOD                                             $282,870,263       $269,503,151
                                                                      ============       ============
Undistributed net investment income                                   $  2,350,698       $     24,296
                                                                      ============       ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND


                                                                        For the
                                                                    Six Months Ended        For the
                                                                      June 30, 2007       Year Ended
                                                                      (Unaudited)      December 31, 2006
                                                                    ----------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
   Shares sold                                                            407,782             545,516
   Reinvestment of distributions                                               --             275,315
   Shares redeemed                                                     (1,432,470)         (2,167,653)
                                                                       ----------          ----------
      Net decrease in shares                                           (1,024,688)         (1,346,822)
                                                                       ==========          ==========

SERVICE SHARES
   Shares sold                                                            974,082           1,799,805
   Reinvestment of distributions                                               --              69,464
   Shares redeemed                                                       (477,971)           (570,899)
                                                                       ----------          ----------
      Net increase in shares                                              496,111           1,298,370
                                                                       ==========          ==========

CLASS R SHARES
   Shares sold                                                            151,832             272,714
   Reinvestment of distributions                                               --               2,966
   Shares redeemed                                                        (20,891)            (23,284)
                                                                       ----------          ----------
      Net increase in shares                                              130,941             252,396
                                                                       ==========          ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD


                                           Six Months Ended      Year      Year       Year       Year       Year
                                                6/30/07         Ended     Ended      Ended      Ended      Ended
                                              (Unaudited)     12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                           ----------------   --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE (a):
NET ASSET VALUE, BEGINNING OF PERIOD           $  11.83       $  10.41   $  10.10   $   9.34   $   7.36   $   9.62
                                               --------       --------   --------   --------   --------   --------

INVESTMENT OPERATIONS:
   Net investment income                           0.10*          0.19*      0.17*      0.17*      0.13*      0.11
   Net realized and unrealized gain
      (loss) on investments                        0.71           1.42       0.30       0.82       1.95      (2.26)
                                               --------       --------   --------   --------   --------   --------
      Total from investment operations             0.81           1.61       0.47       0.99       2.08      (2.15)
                                               --------       --------   --------   --------   --------   --------

LESS DISTRIBUTIONS FROM:
   Net investment income                             --         (0.19)     (0.16)     (0.23)     (0.10)      (0.11)
                                               --------       --------   --------   --------   --------   --------
   Net increase (decrease) in net assets           0.81           1.42       0.31       0.76       1.98      (2.26)
                                               --------       --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD                 $  12.64       $  11.83   $  10.41   $  10.10   $   9.34   $   7.36
                                               ========       ========   ========   ========   ========   ========
TOTAL RETURN (b)                                   6.85%         15.52%      4.66%     10.63%     28.37%    (22.31)%
                                               ========       ========   ========   ========   ========   ========

RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)            $207,792       $206,607   $195,725   $200,524   $182,037   $136,615
   Ratios to average net assets:
      Operating expenses                          0.245%(c)      0.245%     0.245%     0.245%     0.245%     0.245%
      Net investment income                        1.73%(c)       1.75%      1.64%      1.78%      1.54%      1.37%
   Portfolio turnover rate                            7%            10%         8%         9%        12%        13%

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)  Annualized

*    Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                    Six Months Ended     Year      Year      Year      Period
                                                         6/30/07        Ended      Ended     Ended     Ended
                                                       (Unaudited)     12/31/06  12/31/05  12/31/04  12/31/03(a)
                                                    ----------------  ---------  --------  --------  -----------
PER SHARE OPERATING PERFORMANCE (B):
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.82        $ 10.40   $ 10.10   $  9.33   $  6.94
                                                        -------        -------   -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income                                   0.10*          0.18*     0.16*     0.16*     0.10*
   Net realized and unrealized gain on investments         0.71           1.42      0.30      0.83      2.38
                                                        -------        -------   -------   -------   -------
      Total from investment operations                     0.81           1.60      0.46      0.99      2.48
                                                        -------        -------   -------   -------   -------
LESS DISTRIBUTIONS FROM:
   Net investment income                                     --          (0.18)    (0.16)    (0.22)    (0.09)
                                                        -------        -------   -------   -------   -------
   Net increase In net assets                              0.81           1.42      0.30      0.77      2.39
                                                        -------        -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD                          $ 12.63        $ 11.82   $ 10.40   $ 10.10   $  9.33
                                                        =======        =======   =======   =======   =======
TOTAL RETURN (C)                                           6.85%         15.41%     4.56%    10.51%    35.71%
                                                        =======        =======   =======   =======   =======
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)                     $70.118        $59.792   $39.086   $12,964   $84,244
   Ratios to average net assets:
      Operating expenses                                  0.345%(d)      0.345%    0.345%    0.345%    0.345%(d)
      Net investment income                                1.64%(d)       1.65%     1.56%     1.67%     1.45%(d)
   Portfolio turnover rate                                    7%            10%        8%        9%       12%

----------
(a)  Service Shares commenced operations on March 10, 2003.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

*    Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS R SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                    Six Months Ended     Year       Period
                                                         6/30/07        Ended        Ended
                                                       (Unaudited)     12/31/06  12/31/2005 (a)
                                                    ----------------  ---------  --------------
PER SHARE OPERATING PERFORMANCE (B):
NET ASSET VALUE, BEGINNING OF PERIOD                     $11.82        $10.40       $ 9.98
                                                         ------        ------       ------
INVESTMENT OPERATIONS:
   Net investment income                                   0.08*         0.15*        0.08*
   Net realized and unrealized gain on investments         0.71          1.41         0.41
                                                         ------        ------       ------
      Total from investment operations                     0.79          1.56         0.49
                                                         ------        ------       ------
LESS DISTRIBUTIONS FROM:
   Net investment income                                     --         (0.14)       (0.07)
                                                         ------        ------       ------
   Net increase in net assets                              0.79          1.42         0.42
                                                         ------        ------       ------
NET ASSET VALUE, END OF PERIOD                           $12.61        $11.82       $10.40
                                                         ======        ======       ======
TOTAL RETURN (C)                                           6.68%        15.02%        4.92%
                                                         ======        ======       ======
RATIOS AND SUPPLEMENTAL DATA:
   Net Asset, End of Period (000s)                       $4,960        $3,104       $  105
   Ratios to average net assets:
      Operating expenses                                  0.695%(d)     0.695%       0.650%(d)
      Net investment income                                1.28%(d)      1.33%        1.37%(d)
   Portfolio turnover rate                                    7%           10%           8%

----------
(a)  Class R Shares commenced operations on June 7, 2005.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

*    Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street U.S. Government Money Market Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Limited Duration Bond Fund and the State Street Institutional Tax Free Limited Duration Bond Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of June 30, 2007, the Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, and the State Street Institutional Tax Free Limited Duration Bond Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares (formerly Class A Shares), Service Shares (formerly Class B Shares) and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003, and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.33% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the year ended December 31, 2006 for ordinary income was $4,133,961.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals, tax basis allocation of securities and futures gain/loss, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, and current year post-October losses deferred.

At December 31, 2006, the Fund had capital loss carry forwards in the amount of $27,229,016, of which $18,165,550, $7,776,419, $78,263, $357,924, $216,052 and
$634,808 may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014, respectively. Post-October losses of $37,762 were deferred to the current year.

At June 30, 2007, the cost of investments computed on a federal income tax basis was $194,480,622, resulting in $88,241,686 of unrealized appreciation.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with generally accepted accounting principles in the United States that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank and Trust Company ("State Street") for SSgA Funds Management, Inc.'s ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses). For the period ended June 30, 2007, the Fund's pro-rata share of these expenses amounted to $61,621. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period ended June 30, 2007 amounted to $68,417.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.25% of average daily net assets for Service Shares of the Fund, an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the period ended June 30, 2007, the Fund accrued $246,636, which is payable to financial intermediaries pursuant to the Rule 12b-1 plan.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET EQUITY 500 INDEX FUND
JUNE 30, 2007

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                    STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007 to June 30, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30,2007

                                  BEGINNING          ENDING
                                ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                               JANUARY 1, 2007   JUNE 30, 2007   DURING PERIOD *
                               ---------------   -------------   ---------------
BASED ON ACTUAL                   $1,000.00        $1,069.50          $0.23
PORTFOLIO RETURN
BASED ON HYPOTHETICAL (5%         $1,000.00        $1,024.57          $0.23
RETURN BEFORE EXPENSES)

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2007 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                             JUNE 30, 2007
---------------------                                              -------------
Common Stocks                                                           97.8%
Money Market Funds                                                       1.5
U.S. Government Securities                                               0.2
Liabilities less cash and other assets                                   0.5
                                                                       -----
Total                                                                  100.0%
                                                                       =====

TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*               JUNE 30, 2007
----------------------------------------------------               -------------
Financials                                                              20.5%
Information Technology                                                  14.7
Health Care                                                             11.3
Industrials                                                             11.2
Consumer Discretionary                                                  10.3
Energy                                                                  10.3
                                                                        ----
Total                                                                   78.3%
                                                                        ====

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                         MARKET
                                                                         VALUE
                                                               SHARES    (000)
                                                              -------   -------
COMMON STOCKS -- 97.8%
CONSUMER DISCRETIONARY -- 10.3%
Abercrombie & Fitch Co.                                        17,968   $ 1,311
Amazon.Com, Inc. (a)                                           62,212     4,256
Apollo Group, Inc. Class A (a)                                 29,068     1,698
AutoNation, Inc. (a)                                           30,992       695
AutoZone, Inc. (a)                                              9,180     1,254
Bed Bath & Beyond, Inc. (a)                                    55,467     1,996
Best Buy Co., Inc.                                             82,076     3,830
Big Lots, Inc. (a)                                             22,762       670
Black & Decker Corp.                                           13,556     1,197
Brunswick Corp.                                                19,033       621
Carnival Corp.                                                 89,754     4,377
CBS Corp. Class B                                             146,179     4,871
Centex Corp.                                                   24,662       989
Circuit City Stores, Inc.                                      29,424       444
Citadel Broadcasting Corp.                                      3,251        21
Clear Channel Communications, Inc.                             99,109     3,748
Coach, Inc. (a)                                                73,865     3,500
Comcast Corp. Class A (a)                                     621,038    17,464
D.R. Horton, Inc.                                              54,763     1,091
Darden Restaurants, Inc.                                       29,106     1,280
Dillard's, Inc. Class A                                        12,590       452
DIRECTV Group, Inc. (a)                                       154,582     3,572
Dollar General Corp.                                           64,764     1,420
Dow Jones & Co., Inc.                                          13,543       778
Eastman Kodak Co.                                              59,594     1,659
eBay, Inc. (a)                                                228,599     7,356
EW Scripps Co. Class A                                         17,240       788
Family Dollar Stores, Inc.                                     31,412     1,078
Federated Department Stores, Inc.                              91,734     3,649
Ford Motor Co.                                                380,839     3,588
Fortune Brands, Inc.                                           29,847     2,459
Gannett Co., Inc.                                              46,671     2,565
Gap, Inc.                                                     108,086     2,064
General Motors Corp.                                          111,466     4,213
Genuine Parts Co.                                              34,965     1,734
Goodyear Tire & Rubber Co. (a)                                 36,774     1,278
H&R Block, Inc.                                                65,556     1,532
Harley-Davidson, Inc.                                          50,693     3,022
Harman International Industries, Inc.                          13,518     1,579
Harrah's Entertainment, Inc.                                   37,162     3,168
Hasbro, Inc.                                                   33,001     1,037
Hilton Hotels Corp.                                            76,361     2,556
Home Depot, Inc.                                              394,424    15,521
Host Hotels & Resorts, Inc.                                   106,440     2,461
International Game Technology                                  66,380     2,635
Interpublic Group of Cos., Inc. (a)                            96,155     1,096
JC Penney & Co., Inc.                                          45,541     3,296
Johnson Controls, Inc.                                         39,671     4,593
Jones Apparel Group, Inc.                                      21,438       606

                                                                         MARKET
                                                                         VALUE
                                                               SHARES    (000)
                                                              -------   -------
KB HOME                                                        15,150   $   596
Kohl's Corp. (a)                                               63,936     4,541
Leggett & Platt, Inc.                                          35,226       777
Lennar Corp. Class A                                           28,603     1,046
Limited Brands                                                 70,205     1,927
Liz Claiborne, Inc.                                            21,298       794
Lowe's Cos., Inc.                                             303,360     9,310
Marriot International, Inc. Class A                            64,846     2,804
Mattel, Inc.                                                   80,655     2,040
McDonald's Corp.                                              240,039    12,184
McGraw-Hill, Inc.                                              68,066     4,634
Meredith Corp.                                                  8,079       498
New York Times Co. Class A                                     29,823       758
Newel1 Rubbermaid, Inc.                                        56,935     1,676
News Corp. Class A                                            467,500     9,916
NIKE, Inc. Class B                                             76,244     4,444
Nordstrom, Inc.                                                44,751     2,288
Office Depot, Inc. (a)                                         56,890     1,724
OfficeMax, Inc.                                                15,495       609
Omnicom Group, Inc.                                            66,656     3,527
Polo Ralph Lauren Corp.                                        12,304     1,207
Pulte Homes, Inc.                                              43,857       985
Radioshack Corp.                                               28,165       933
Sears Holdings Corp. (a)                                       16,315     2,765
Sherwin-Williams Co.                                           21,092     1,402
Snap-On, Inc.                                                  12,096       611
Stanley Works                                                  16,880     1,025
Staples, Inc.                                                 145,213     3,446
Starbucks Corp. (a)                                           146,505     3,844
Starwood Hotels & Resorts Worldwide, Inc.                      42,240     2,833
Target Corp.                                                  171,207    10,889
Tiffany & Co.                                                  28,084     1,490
Time Warner, Inc.                                             761,827    16,029
TJX Cos., Inc.                                                 92,681     2,549
Tribune Co.                                                    17,026       501
V.F. Corp.                                                     17,300     1,584
Viacom, Inc. Class B (a)                                      137,461     5,723
Walt Disney Co.                                               395,717    13,510
Wendy's International, Inc.                                    17,426       640
Whirlpool Corp.                                                15,833     1,761
Wyndham Worldwide Corp. (a)                                    35,125     1,274
Yum! Brands, Inc.                                             105,270     3,444
                                                                        -------
                                                                        281,606
                                                                        -------
CONSUMER STAPLES -- 9.1%
Altria Group, Inc.                                            420,867    29,520
Anheuser-Busch Cos., Inc.                                     153,484     8,006
Archer-Daniels-Midland Co.                                    131,829     4,362
Avon Products, Inc.                                            89,296     3,282
Brown-Forman Corp. Class B                                     16,341     1,194
Campbell Soup Co.                                              44,856     1,741
Clorox Co.                                                     31,063     1,929
Coca-Cola Co.                                                 402,502    21,055
Coca-Cola Enterprises, Inc.                                    57,499     1,380

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30,2007 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
CONSUMER STAPLES -- (CONTINUED)
Colgate-Palmolive Co.                                         102,023   $  6,616
ConAgra Foods, Inc.                                            99,003      2,659
Constellation Brands, Inc. Class A (a)                         38,122        926
Costco Wholesale Corp.                                         90,679      5,307
CVS Corp.                                                     307,120     11,194
Dean Foods Co. (a)                                             25,866        824
Estee Lauder Cos, Inc. Class A                                 23,812      1,084
General Mills, Inc.                                            69,037      4,033
H.J. Heinz Co.                                                 65,954      3,131
Hershey Foods Corp.                                            33,366      1,689
Kellogg Co.                                                    51,066      2,645
Kimberly-Clark Corp.                                           90,686      6,066
Kraft Foods, Inc.                                             322,401     11,365
Kroger Co.                                                    141,594      3,983
McCormick & Co., Inc.                                          25,963        991
Molson Coors Brewing Co., Class B                               9,447        873
Pepsi Bottling Group, Inc.                                     27,090        912
PepsiCo, Inc.                                                 327,327     21,227
Procter & Gamble Co.                                          631,273     38,628
Reynolds American, Inc.                                        34,855      2,273
Safeway, Inc.                                                  86,702      2,950
Sara Lee Corp.                                                148,645      2,586
SuperValu, Inc.                                                41,934      1,942
Sysco Corp.                                                   123,421      4,072
Tyson Foods, Inc., Class A                                     52,309      1,205
UST Corp.                                                      32,960      1,770
Wal-Mart Stores, Inc.                                         487,134     23,436
Walgreen Co.                                                  199,284      8,677
Whole Foods Market, Inc.                                       28,605      1,096
Wrigley Wm., Jr. Co.                                           42,241      2,336
                                                                        --------
                                                                         248,965
                                                                        --------
ENERGY -- 10.3%
Anadarko Petroleum Corp.                                       93,562      4,864
Apache Corp.                                                   66,938      5,461
Baker Hughes, Inc.                                             64,253      5,406
BJ Services Co.                                                60,161      1,711
Chesapeake Energy Corp.                                        83,052      2,874
ChevronTexaco Corp.                                           431,562     36,355
ConocoPhillips                                                326,980     25,668
Devon Energy Corp.                                             88,290      6,912
El Paso Corp.                                                 142,038      2,447
ENSCO International, Inc.                                      30,760      1,877
EOG Resources, Inc.                                            49,439      3,612
ExxonMobil Corp.                                            1,128,765     94,681
Halliburton Co.                                               183,720      6,338
Hess Corp.                                                     53,187      3,136
Marathon Oil Corp.                                            136,639      8,193
Murphy Oil Corp.                                               38,497      2,288
Nabors Industries, Ltd. (a)                                    57,066      1,905
National Oilwell Varco, Inc. (a)                               35,561      3,707
Noble Corp.                                                    26,379      2,573
Occidental Petroleum Corp.                                    166,901      9,660

                                                                         MARKET
                                                                         VALUE
                                                               SHARES    (000)
                                                              -------   -------
Rowan Cos., Inc.                                               22,960        941
Schlumberger, Ltd.                                            235,434     19,998
Smith International, Inc.                                      40,947      2,401
Sunoco, Inc.                                                   24,942      1,987
Transocean, Inc. (a)                                           58,106      6,158
Valero Energy Corp.                                           110,546      8,165
Weatherford International Ltd. (a)                             66,724      3,686
Williams Cos., Inc.                                           121,119      3,830
XTO Energy, Inc.                                               75,963      4,565
                                                                        --------
                                                                         281,399
                                                                        --------
FINANCIALS -- 20.5%
ACE, Ltd.                                                      65,299      4,082
AFLAC, Inc.                                                    97,052      4,988
Allstate Corp.                                                120,863      7,434
Ambac Financial Group, Inc.                                    20,719      1,806
American Express Co.                                          238,051     14,564
American International Group, Inc.                            520,393     36,443
Ameriprise Financial, Inc.                                     48,098      3,058
AON Corp.                                                      58,523      2,494
Apartment Investment & Management Co. Class A                  19,984      1,008
Archstone-Smith Trust                                          43,300      2,559
Assurant, Inc.                                                 16,894        995
AvalonBay Communities, Inc.                                    16,308      1,939
Bank of America Corp.                                         888,598     43,444
Bank of New York Co., Inc.                                    150,074      6,219
BB&T Corp.                                                    107,292      4,365
Bear Stearns Cos., Inc.                                        23,904      3,347
Boston Properties, Inc.                                        23,315      2,381
Capital One Financial Corp.                                    82,500      6,471
CB Richard Ellis Group, Inc. Class A (a)                       38,377      1,401
Charles Schwab Corp.                                          203,287      4,171
Chicago Mercantile Exchange Inc.                                7,088      3,788
Chubb Corp.                                                    79,482      4,303
Cincinnati Financial Corp.                                     35,173      1,527
CIT Group, Inc.                                                39,188      2,149
Citigroup, Inc.                                               990,655     50,812
Comerica, Inc.                                                 31,970      1,901
Commerce Bancorp, Inc.                                         38,888      1,438
Compass Bancshares, Inc.                                       26,546      1,831
Countrywide Financial Corp.                                   119,222      4,334
Developers Diversified Realty Corp.                            25,878      1,364
E*Trade Financial Corp. (a)                                    87,673      1,937
Equity Residential                                             57,810      2,638
Fannie Mae                                                    193,026     12,610
Federal Home Loan Mortgage Corp.                              131,778      7,999
Federated Investors, Inc. Class B                              18,710        717

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30,2007 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
FINANCIALS -- (CONTINUED)
Fidelity National Information Services, Inc.                   33,590   $  1,823
Fifth Third Bancorp                                           110,120      4,379
First Horizon National Corp.                                   25,778      1,005
Franklin Resources, Inc.                                       33,138      4,390
General Growth Properties, Inc.                                49,200      2,605
Genworth Financial, Inc. Class A                               82,313      2,832
Goldman Sachs Group, Inc.                                      82,179     17,812
Hartford Financial Services Group, Inc.                        63,658      6,271
Hudson City Bancorp, Inc.                                     101,557      1,241
Huntington Bancshares, Inc.                                    73,381      1,669
J.P. Morgan Chase & Co.                                       683,768     33,129
Janus Capital Group, Inc.                                      39,115      1,089
KeyCorp                                                        77,804      2,671
Kimco Realty Corp.                                             45,938      1,749
Legg Mason, Inc.                                               26,743      2,631
Lehman Brothers Holdings, Inc.                                104,674      7,800
Lincoln National Corp.                                         53,551      3,799
Loews Corp.                                                    90,370      4,607
M & T Bank Corp.                                               15,577      1,665
Marsh & McLennan Cos., Inc.                                   112,397      3,471
Marshall & Ilsley Corp.                                        50,056      2,384
MBIA, Inc.                                                     25,381      1,579
Mellon Financial Corp.                                         82,999      3,652
Merrill Lynch & Co., Inc.                                     174,966     14,624
MetLife, Inc.                                                 147,901      9,537
MGIC Investment Corp.                                          17,204        978
Moody's Corp.                                                  46,079      2,866
Morgan Stanley                                                210,637     17,668
National City Corp.                                           115,690      3,855
Northern Trust Corp.                                           36,975      2,375
Plum Creek Timber Co., Inc.                                    36,715      1,530
PNC Financial Services Group, Inc.                             70,027      5,013
Principal Financial Group, Inc.                                53,345      3,109
Progressive Corp.                                             148,429      3,552
ProLogis                                                       50,990      2,901
Prudential Financial, Inc.                                     93,249      9,067
Public Storage, Inc.                                           24,979      1,919
Regions Financial Corp.                                       141,629      4,688
SAFECO Corp.                                                   21,816      1,358
Simon Property Group, Inc.                                     44,342      4,126
SLM Corp.                                                      82,235      4,735
Sovereign Bancorp, Inc.                                        74,062      1,566
State Street Corp. (b)                                         79,755      5,455
SunTrust Banks, Inc.                                           70,517      6,046
Synovus Financial Corp.                                        63,785      1,958
T. Rowe Price Group, Inc.                                      52,100      2,703
Torchmark Corp.                                                18,352      1,230
Travelers Cos, Inc.                                           134,350      7,188
U.S. Bancorp                                                  349,394     11,513

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
UnumProvident Corp.                                            70,272      1,835
Vornado Realty Trust                                           25,663      2,819
Wachovia Corp.                                                382,551     19,606
Washington Mutual, Inc.                                       176,813      7,539
Wells Fargo Co.                                               671,168     23,605
Western Union Co.                                             154,006      3,208
XL Capital, Ltd. Class A                                       35,985      3,033
Zions Bancorp                                                  22,548      1,734
                                                                        --------
                                                                         561,709
                                                                        --------
HEALTH CARE -- 11.3%
Abbott Laboratories                                           308,173     16,503
Aetna, Inc.                                                   104,478      5,161
Allergan, Inc.                                                 60,720      3,500
AmerisourceBergen Corp.                                        38,733      1,916
Amgen, Inc. (a)                                               232,946     12,880
Applera Corp. - Applied Biosystems Group                       37,974      1,160
Barr Pharmaceuticals, Inc. (a)                                 22,041      1,107
Bausch & Lomb, Inc.                                            11,192        777
Baxter International, Inc.                                    129,248      7,282
Becton, Dickinson & Co.                                        48,231      3,593
Biogen Idec, Inc. (a)                                          68,259      3,652
Biomet, Inc.                                                   49,805      2,277
Boston Scientific Corp. (a)                                   239,920      3,680
Bristol-Myers Squibb Co.                                      395,541     12,483
C.R. Bard, Inc.                                                21,057      1,740
Cardinal Health, Inc.                                          77,324      5,462
Celgene Corp. (a)                                              76,266      4,372
CIGNA Corp.                                                    57,603      3,008
Coventry Health Care, Inc. (a)                                 30,418      1,754
Eli Lilly & Co.                                               196,716     10,993
Express Scripts, Inc. (a)                                      53,300      2,666
Forest Laboratories, Inc. (a)                                  63,392      2,894
Genzyme Corp. (a)                                              53,296      3,432
Gilead Sciences, Inc. (a)                                     184,760      7,163
Hospira, Inc. (a)                                              32,361      1,263
Humana, Inc. (a)                                               34,211      2,084
IMS Health, Inc.                                               39,562      1,271
Johnson & Johnson                                             579,829     35,729
King Pharmaceuticals, Inc. (a)                                 50,479      1,033
Laboratory Corp. of America  Holdings (a)                      23,679      1,853
Manor Care, Inc.                                               14,550        950
McKesson Corp.                                                 58,326      3,479
Medco Health Solutions, Inc. (a)                               56,280      4,389
Medtronic, Inc.                                               229,638     11,909
Merck & Co., Inc.                                             432,929     21,560
Millipore Corp. (a)                                            11,096        833
Mylan Laboratories Inc.                                        50,291        915
Patterson Cos., Inc. (a)                                       28,798      1,073
Pfizer, Inc.                                                1,404,988     35,926
Quest Diagnostics, Inc.                                        32,622      1,685
Schering-Plough Corp.                                         299,793      9,126
St. Jude Medical, Inc. (a)                                     67,700      2,809

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
HEALTH CARE -- (CONTINUED)
Stryker Corp.                                                  58,889   $  3,715
Tenet Healthcare Corp. (a)                                     97,769        636
Thermo Electron Corp. (a)                                      83,180      4,302
UnitedHealth Group, Inc.                                      267,658     13,688
Varian Medical Systems, Inc. (a)                               26,073      1,108
Watson Pharmaceuticals, Inc. (a)                               21,553        701
Wellpoint, Inc. (a)                                           122,052      9,743
Wyeth                                                         268,757     15,411
Zimmer Holdings, Inc. (a)                                      46,854      3,977
                                                                        --------
                                                                         310,623
                                                                        --------
INDUSTRIALS -- 11.2%
3M Co.                                                        144,762     12,564
Allied Waste Industries, Inc. (a)                              52,668        709
American Standard Cos., Inc.                                   35,873      2,116
Avery Dennison Corp.                                           18,781      1,249
Boeing Co.                                                    157,581     15,153
Burlington Northern Santa Fe Corp.                             71,276      6,068
Caterpillar, Inc.                                             128,707     10,078
CH Robinson Worldwide, Inc.                                    35,545      1,867
Cintas Corp.                                                   28,292      1,116
Cooper Industries, Ltd.                                        37,463      2,139
CSX Corp.                                                      86,266      3,889
Cummins, Inc.                                                  21,304      2,156
Danaher Corp.                                                  47,929      3,619
Deere & Co.                                                    45,011      5,435
Domtar Corp. (a) (c)                                               11          0
Dover Corp.                                                    42,036      2,150
Eaton Corp.                                                    29,664      2,759
Emerson Electric Co.                                          158,691      7,427
Equifax, Inc.                                                  25,928      1,152
FedEx Corp.                                                    61,080      6,778
Fluor Corp.                                                    18,030      2,008
General Dynamics Corp.                                         81,517      6,376
General Electric Co.                                        2,061,275     78,906
Goodrich Co.                                                   25,914      1,543
Honeywell International, Inc.                                 156,653      8,816
Illinois Tool Works, Inc.                                      82,716      4,482
Ingersoll-Rand Co. Class A                                     59,524      3,263
ITT Industries, Inc.                                           36,449      2,489
L-3 Communications Holdings, Inc.                              25,371      2,471
Lockheed Martin Corp.                                          70,511      6,637
Masco Corp.                                                    75,908      2,161
Monster Worldwide, Inc. (a)                                    26,635      1,095
Norfolk Southern Corp.                                         78,545      4,129
Northrop Grumman Corp.                                         69,403      5,404
PACCAR, Inc.                                                   49,138      4,277
Pall Corp.                                                     25,444      1,170
Parker-Hannifin Corp.                                          23,146      2,266
Pitney Bowes, Inc.                                             44,710      2,093

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
Precision Castparts Corp.                                      27,733   $  3,366
R.R. Donnelley & Sons Co.                                      44,044      1,916
Raytheon Co.                                                   88,385      4,763
Robert Half International, Inc.                                34,790      1,270
Rockwell Automation, Inc.                                      31,718      2,202
Rockwell Collins, Inc.                                         32,802      2,317
Ryder Systems, Inc.                                            12,618        679
Southwest Airlines Co.                                        152,983      2,281
Terex Corp. (a)                                                21,093      1,715
Textron, Inc.                                                  25,544      2,813
Tyco International, Ltd.                                      394,492     13,330
Union Pacific Corp.                                            53,823      6,198
United Parcel Service, Inc. Class B                           212,895     15,541
United Technologies Corp.                                     198,704     14,094
W.W. Grainger, Inc.                                            14,510      1,350
Waste Management, Inc.                                        103,974      4,060
                                                                        --------
                                                                         305,905
                                                                        --------
INFORMATION TECHNOLOGY -- 14.7%
Adobe Systems, Inc. (a)                                       118,964      4,776
Advanced Micro Devices, Inc. (a)                              111,815      1,599
Affiliated Computer Services, Inc. Class A (a)                 19,803      1,123
Agilent Technologies, Inc. (a)                                 78,002      2,998
Altera Corp.                                                   73,156      1,619
Analog Devices, Inc.                                           65,749      2,475
Apple Computer, Inc. (a)                                      173,850     21,217
Applied Materials, Inc.                                       277,682      5,518
Autodesk, Inc. (a)                                             47,540      2,238
Automatic Data Processing, Inc.                               109,180      5,292
Avaya, Inc. (a)                                                87,050      1,466
BMC Software, Inc. (a)                                         40,985      1,242
Broadcom Corp. Class A (a)                                     93,725      2,741
CA, Inc.                                                       84,371      2,179
CIENA Corp. (a)                                                17,644        637
Cisco Systems, Inc. (a)                                     1,215,336     33,847
Citrix Systems, Inc. (a)                                       37,473      1,262
Cognizant Technology Solutions Corp. Class A (a)               29,295      2,200
Computer Sciences Corp. (a)                                    35,540      2,102
Compuware Corp. (a)                                            55,966        664
Convergys Corp. (a)                                            28,608        693
Corning, Inc. (a)                                             315,821      8,069
Dell, Inc. (a)                                                452,998     12,933
Electronic Arts, Inc. (a)                                      61,035      2,888
Electronic Data Systems Corp.                                 101,195      2,806
EMC Corp. (a)                                                 423,883      7,672
First Data Corp.                                              152,248      4,974
Fiserv, Inc. (a)                                               34,824      1,978
Google, Inc. Class A (a)                                       43,842     22,946
Hewlett-Packard Co.                                           526,347     23,486
IAC (a)                                                        44,529      1,541
Intel Corp.                                                 1,162,615     27,624

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
INFORMATION TECHNOLOGY -- (CONTINUED)
International Business Machines Corp.                         273,311   $ 28,766
Intuit, Inc. (a)                                               70,239      2,113
Jabil Circuit, Inc.                                            38,313        846
Juniper Networks, Inc. (a)                                    111,786      2,814
KLA-Tencor Corp.                                               38,510      2,116
Lexmark International Group, Inc. Class A (a)                  19,500        962
Linear Technology Corp.                                        51,047      1,847
LSI Logic Corp. (a)                                           158,096      1,187
Maxim Integrated Products, Inc.                                65,786      2,198
MEMC Electronic Materials, Inc. (a)                            45,701      2,793
Micron Technology, Inc. (a)                                   154,889      1,941
Microsoft Corp.                                             1,686,090     49,689
Molex, Inc.                                                    29,396        882
Motorola, Inc.                                                465,173      8,234
National Semiconductor Corp.                                   58,215      1,646
NCR Corp. (a)                                                  36,427      1,914
Network Appliance, Inc. (a)                                    72,665      2,122
Novell, Inc. (a)                                               70,374        548
Novellus Systems, Inc. (a)                                     25,633        727
NVIDIA Corp. (a)                                               69,660      2,878
Oracle Corp. (a)                                              796,528     15,700
Paychex, Inc.                                                  68,992      2,699
PerkinElmer, Inc.                                              25,526        665
QLogic Corp. (a)                                               32,708        545
QUALCOMM, Inc.                                                332,965     14,447
SanDisk Corp. (a)                                              46,706      2,286
Solectron Corp. (a)                                           189,755        698
Sun Microsystems, Inc. (a)                                    719,014      3,782
Symantec Corp. (a)                                            178,049      3,597
Tektronix, Inc.                                                17,074        576
Tellabs, Inc. (a)                                              87,077        937
Teradyne, Inc. (a)                                             39,375        692
Texas Instruments, Inc.                                       287,600     10,822
Unisys Corp. (a)                                               71,488        653
VeriSign, Inc. (a)                                             50,839      1,613
Waters Corp. (a)                                               21,019      1,248
Xerox Corp. (a)                                               189,335      3,499
Xilinx, Inc.                                                   59,910      1,604
Yahoo!, Inc. (a)                                              242,665      6,583
                                                                        --------
                                                                         403,674
                                                                        --------
MATERIALS -- 3.2%
Air Products & Chemicals, Inc.                                 43,196      3,472
Alcoa, Inc.                                                   172,861      7,006
Allegheny Technologies, Inc.                                   20,893      2,191
Ashland, Inc.                                                  10,958        701
Ball Cop.                                                      20,545      1,092
Bemis Co., Inc.                                                21,774        723
Consol Energy, Inc.                                            36,737      1,694
Dow Chemical Co.                                              190,941      8,443

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
E.I. Du Pont de Nemours & Co.                                 184,120   $  9,361
Eastman Chemical Co.                                           17,106      1,100
Ecolab, Inc.                                                   36,565      1,561
Freeport-McMoRan Copper & Gold, Inc. Class B                   74,393      6,161
Hercules, Inc. (a)                                             23,605        464
International Flavors & Fragrances, Inc.                       16,168        843
International Paper Co.                                        87,485      3,416
MeadWestvaco Corp.                                             37,604      1,328
Monsanto Co.                                                  107,954      7,291
Newmont Mining Corp.                                           88,998      3,476
Nucor Corp.                                                    60,165      3,529
Pactiv Corp. (a)                                               27,591        880
Peabody Energy Corp.                                           52,048      2,518
PPG Industries, Inc.                                           32,126      2,445
Praxair, Inc.                                                  63,409      4,565
Rohm & Haas Co.                                                29,482      1,612
Sealed Air Corp.                                               33,377      1,035
Sigma-Aldrich Corp.                                            27,317      1,166
Temple-Inland, Inc.                                            21,386      1,316
United States Steel Corp.                                      23,224      2,526
Vulcan Materials Co.                                           19,491      2,233
Weyerhaeuser Co.                                               42,127      3,325
                                                                        --------
                                                                          87,473
                                                                        --------
TELECOMMUNICATION SERVICES -- 3.7%
ALLTEL Corp.                                                   69,403      4,688
AT&T, Inc.                                                  1,234,806     51,244
CenturyTel, Inc.                                               22,933      1,125
Citizens Communications Co.                                    69,518      1,062
Embarq Corp.                                                   30,412      1,927
JDS Uniphase Corp. (a)                                         43,752        588
Qwest Communications International, Inc. (a)                  308,851      2,996
Sprint Corp. (Fon Group)                                      579,048     11,992
Verizon Communications, Inc.                                  581,637     23,946
Windstream Corp.                                               98,878      1,459
                                                                        --------
                                                                         101,027
                                                                        --------
UTILITIES -- 3.5%
AES Corp. (a)                                                 133,637      2,924
Allegheny Energy, Inc. (a)                                     33,697      1,743
Ameren Corp.                                                   40,308      1,976
American Electric Power Co., Inc.                              80,381      3,620
CenterPoint Energy, Inc.                                       64,938      1,130
CMS Energy Corp.                                               46,141        794
Consolidated Edison, Inc.                                      50,471      2,277
Constellation Energy Group, Inc.                               36,543      3,185
Dominion Resources, Inc.                                       69,255      5,977
DTE Energy Co.                                                 36,388      1,755
Duke Energy Corp.                                             251,870      4,609
Dynegy, Inc. (a)                                               82,789        782
Edison International                                           64,331      3,610

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                             SHARES      (000)
                                                            -------   ----------
UTILITIES -- (CONTINUED)
Entergy Corp.                                                40,018   $    4,296
Exelon Corp.                                                133,510        9,693
FirstEnergy Corp.                                            61,294        3,968
FPL Group, Inc.                                              80,411        4,563
Integrys Energy Group, Inc.                                  15,378          780
KeySpan Corp.                                                36,347        1,526
Nicor, Inc.                                                   9,319          400
NiSource, Inc.                                               56,685        1,174
PG&E Corp.                                                   69,971        3,170
Pinnacle West Capital Corp.                                  20,748          827
PPL Corp.                                                    75,961        3,554
Progress Energy, Inc.                                        50,365        2,296
Public Service Enterprise Group, Inc.                        49,987        4,388
Questar Corp.                                                35,350        1,868
Sempra Energy                                                53,280        3,156
Southern Co.                                                148,478        5,091
Spectra Energy Corp.                                        127,058        3,298
TECO Energy, Inc.                                            43,371          745
TXU Corp.                                                    91,207        6,138
Xcel Energy, Inc.                                            83,653        1,712
                                                                      ----------
                                                                          97,025
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,593,337,921)                                                  2,679,406
                                                                      ----------

                                                              PAR
                                                             AMOUNT
                                                             (000)
                                                            -------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
4.6% due 09/06/07 (d) (e)                                    $4,299        4,262
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,261,836)                                                          4,262
                                                                      ----------

                                                             SHARES
                                                             (000)
                                                            -------
MONEY MARKET FUNDS -- 1.5%
AIM Short Term Investment
   Prime Portfolio                                           40,921   $   40,921
Federated Money Market
   Obligations Trust                                            540          540
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $41,461,153)                                                        41,461
                                                                      ----------
TOTAL INVESTMENTS -- 99.5%
(identified cost $1,639,060,910)                                      $2,725,129
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                             13,046
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,738,175
                                                                      ==========

----------
(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amounts is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) Security held as collateral in relation to initial margin requirements on futures contracts.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                           NUMBER    UNREALIZED
                                                             OF     DEPRECIATION
                                                         CONTRACTS     (000)
                                                         ---------  ------------
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long)
   Expiration Date 09/2007                                  770        $(324)
                                                                       -----
Total unrealized depreciation on open futures contracts
   purchased                                                           $(324)
                                                                       =====

AFFILIATE TABLE

                                                                                                                 Realized
                                                                                                 Income Earned     Gain
                                           Shares purchased for  Shares sold for   Number of   for the 6 Months  on shares
    Security        Number of shares held   the 6 Months ended     the 6 Months   shares held   ended 6/30/07      sold
  Description           at 12/31/2006            6/30/07          ended 6/30/07    at 6/30/07        (000)         (000)
------------------  ---------------------  --------------------  ---------------  -----------  ----------------  ---------
State Street Corp.         69,744                17,100               7,089          79,755          $29           $139

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
(Amounts in thousands)

ASSETS
Investments in unaffiliated issuers at market (identified cost $1,635,907)            $2,719,674
Investments in non-controlled affiliates at market (identified cost $3,154) (Note 4)       5,455
                                                                                      ----------
                                                                                       2,725,129
Receivables:
   Investment securities sold                                                             14,207
   Dividends and interest                                                                  3,151
                                                                                      ----------
      Total assets                                                                     2,742,487
LIABILITIES
Payables:
   Investment securities purchased                                                         4,137
   Daily variation margin on futures contracts                                                70
   Management fees (Note 4)                                                                  105
                                                                                      ----------
      Total liabilities                                                                    4,312
                                                                                      ----------
NET ASSETS                                                                            $2,738,175
                                                                                      ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers                                  $ 25,994
   Dividend income - non-controlled affiliated issuer                            29
   Interest                                                                   1,569
                                                                           --------
      Total Investment Income                                                27,592
                                                                           --------
EXPENSES
   Management fees (Note 4)                                      $   628
                                                                 -------
      Total Expenses                                                            628
                                                                           --------
NET INVESTMENT INCOME                                                        26,964
                                                                           --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Investments - unaffiliated issuers                             72,669
   Investments - non-controlled affiliated issuer                    139
   Futures contracts                                               2,479
                                                                 -------
                                                                             75,287
Net change in net unrealized appreciation (depreciation) on:
   Investments                                                    85,942
   Futures contracts                                                (336)
                                                                 -------
                                                                             85,606
                                                                           --------
Net realized and unrealized gain                                            160,893
                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $187,857
                                                                           ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                 For the
                                                             Six Months Ended     For the Year
                                                               June 30, 2007         Ended
                                                               (Unaudited)     December 31, 2006
                                                             ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                        $   26,964        $   49,532
   Net realized gain on investments and futures contracts           75,287             9,894
   Net change in net unrealized appreciation (depreciation)         85,606           318,596
                                                                ----------        ----------
      Net increase in net assets resulting from operations         187,857           378,022
                                                                ----------        ----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                     213,154           310,574
   Contributions in-kind                                                --             8,054
   Fair value of withdrawals                                      (429,532)         (383,063)
                                                                ----------        ----------
   Net decrease in net assets from capital transactions           (216,378)          (64,435)
                                                                ----------        ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                        (28,521)          313,587
NET ASSETS
Beginning of period                                              2,766,696         2,453,109
                                                                ----------        ----------
End of period                                                   $2,738,175        $2,766,696
                                                                ==========        ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                Six Months Ended       Year         Year        Year          Year        Year
                                    6/30/07           Ended        Ended       Ended         Ended       Ended
                                  (Unaudited)       12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                ----------------   ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in
   thousands)                     $2,738,175       $2,766,696   $2,453,109   $2,767,467   $2,714,672   $1,992,548
Ratios to average net assets:
   Operating expenses                  0.045%+          0.045%       0.045%       0.045%       0.045%       0.045%
   Net investment income                1.98%+           1.94%        1.84%        1.97%        1.74%        1.57%
Portfolio turnover rate*                   7%++            10%           8%           9%          12%          13%
Total return (a)                        6.95%++         15.75%        4.87%       10.86%       28.62%      (22.16)%

----------
*    The portfolio turnover rate excludes in-kind security transactions.

+    Annualized

++   Not Annualized

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30,2007 (UNAUDITED)

1. ORGANIZATION

State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises nine investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30,2007, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio and the State Street Tax Free Limited Duration Bond Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30,2007 (UNAUDITED)

Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the six months ended June 30, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $181,886,420 and $350,888,232, respectively. The aggregate value of in-kind contributions was $0.

At June 30, 2007, the book cost of investments was $1,639,060,910 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,127,577,940 and $41,510,236, respectively, resulting in net appreciation of $1,086,067,704 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30,2007 is listed in the Portfolio of Investments.

5. TRUSTEES' FEES

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or affiliates.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a TAX expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the Portfolio's last NAV calculation in the first required financial statement reporting period. As a result, the Portfolio has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
JUNE 30, 2007

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling
(877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling
(877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Cener
One Lincoln Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Liquid Reserves Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Money Market Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007 to June 30, 2007.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                                     Beginning         Ending      Expenses Paid
                                   Account Value   Account Value      During
                                       1/1/07         6/30/07        Period *
                                   -------------   -------------   -------------
Based on Actual Fund Return          $1,000.00       $1,026.30         $0.60
Based on Hypothetical (5% return
   before expenses)                  $1,000.00       $1,024.20         $0.60

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense mtio as of June 30, 2007 was 0.12%, which includes the Fund's proportionate share of the expenses of the State Street Money Market Portfolio. The dollar amounts shown as "Expenses Paid are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
   Investment in State Street Money Market Portfolio, at value
      (identified cost $5,193,856,808) (Note 1)                  $5,193,856,808
   Receivable from adviser (Note 3)                                     107,668
   Prepaid expenses                                                      28,900
                                                                 --------------
      Total assets                                                5,193,993,376

LIABILITIES
   Payables:
      Administration, custody and transfer agent fees (Note 3)           12,411
      Distribution fees (Note 3)                                        215,702
      Registration and filing fees                                      202,057
      Professional fees                                                   6,723
      Accrued expenses and other liabilities                             10,705
                                                                 --------------
         Total liabilities                                              447,598
                                                                 --------------
NET ASSETS                                                       $5,193,545,778
                                                                 ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                                5,193,550,070
   Accumulated net realized loss                                 $       (6,948)
   Undistributed net investment income                                    2,656
                                                                 --------------
NET ASSETS                                                       $5,193,545,778
                                                                 ==============

Shares of beneficial interest outstanding                         5,193,550,070
Offering, net asset value, and redemption price per share        $         1.00
                                                                 ==============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTH ENDED JUNE 30, 2007 (UNAUDITED)

INCOME
   Interest income allocated from Portfolio (Note 2)             $137,224,843
   Expenses allocated from Portfolio (Note 3)
                                                                   (2,558,426)
                                                                 ------------
                                                                  134,666,417
                                                                 ------------
EXPENSES
   Distribution fees (Note 3)                                       1,279,233
   Professional fees                                                   10,604
   Administration and custody fees (Note 3)                            18,435
   Transfer agent fees (Note 3)                                        19,841
   Registration and filing fees                                       (53,935)
   Other expenses                                                      28,414
                                                                 ------------
      Total Expenses                                                1,302,592
   Less: Fee reimbursements by investment adviser (Note 3)           (790,857)
                                                                 ------------
      Total Net Expenses                                              511,735
                                                                 ------------
NET INVESTMENT INCOME                                            $134,154,682
                                                                 ------------
REALIZED LOSS ON INVESTMENTS
Net realized loss allocated from Portfolio on investments              (6,948)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $134,147,734
                                                                 ============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              For the
                                                          Six Months Ended        For the
                                                           June 30, 2007         Year Ended
                                                            (Unaudited)      December 31, 2006
                                                          ----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM:
OPERATIONS:
   Net investment income                                  $   134,154,682    $     225,775,863
   Net realized loss on investments                                (6,948)
                                                          ---------------    -----------------
   Net increase in net assets resulting from operations       134,147,734          225,775,863
                                                          ---------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     (134,154,682)        (225,775,863)
                                                          ---------------    -----------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                              6,342,134,144       16,772,257,102
   Reinvestment of distributions                              133,568,169          225,775,863
   Shares redeemed                                         (7,476,869,357)     (12,443,060,197)
                                                          ---------------    -----------------
      Net increase from capital share transactions         (1,001,167,044)       4,554,972,768
                                                          ---------------    -----------------
   Net increase in net assets                              (1,001,173,992)       4,554,972,768
NET ASSETS, BEGINNING OF PERIOD                             6,194,719,770        1,639,747,002
                                                          ---------------    -----------------
NET ASSETS, END OF PERIOD                                 $ 5,193,545,778    $   6,194,719,770
                                                          ===============    =================
Undistributed net investment income                       $         2,656    $           2,656
                                                          ===============    =================
CHANGES IN SHARES:
   Shares sold                                              6,342,134,144       16,772,257,102
   Reinvestment of distributions                              133,568,169          225,775,863
   Shares redeemed                                         (7,476,869,357)     (12,443,060,197)
                                                          ---------------    -----------------
      Net increase in shares                               (1,001,167,044)       4,554,972,768
                                                          ===============    =================

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period:

                                                       SIX MONTHS ENDED       YEAR        YEAR         PERIOD
                                                          6/30/2007          ENDED        ENDED        ENDED
                                                         (UNAUDITED)      12/31/2006   12/31/2005   12/31/2004*
                                                       ----------------   ----------   ----------   -----------
PER SHARE OPERATING PERFORMANCE (A):
NET ASSET VALUE, BEGINNING OF PERIOD                     $   1.0000       $   1.0000   $   1.0000    $ 1.0000
                                                         ----------       ----------   ----------    --------
INVESTMENT OPERATIONS:
   Net investment income                                     0.0260           0.0496       0.0315      0.0066
                                                         ----------       ----------   ----------    --------
   Gain (loss) on investments                                    --**             --       0.0000**        --
                                                         ----------       ----------   ----------    --------
      Total from investment operations                       0.0260           0.0496       0.0315      0.0067
                                                         ----------       ----------   ----------    --------
LESS DISTRIBUTIONS FROM:
Net investment income                                       (0.0260)         (0.0496)     (0.0315)    (0.0066)
                                                         ----------       ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD                           $   1.0000       $   1.0000   $   1.0000    $ 1.0000
                                                         ----------       ----------   ----------    --------
TOTAL RETURN (B)                                               2.63%            5.07%        3.19%       0.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                 $5,193,546       $6,194.720   $1,639,747    $381,638
Ratio of gross expenses to average net assets                  0.15%***         0.17%        0.17%       0.23%***
Ratio of net expenses to average net assets                    0.12%***         0.12%        0.14%       0.15%***
Ratio of net investment income to average net assets           5.23%***         5.07%        3.30%       1.67%***
Voluntary expense reimbursement (c)                            0.03%***         0.03%        0.01%         --

----------
*    The Fund commenced operations on August 12, 2004.

**   Amount is less than $0.0001

***  Annualized.

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Tax Free Limited Duration Bond Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on August 12, 2004. As of June 30, 2007, the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Tax Free Money Market Fund and the State Street Institutional Tax Free Limited Duration Bond Fund were the only series of the Trust that had commenced operations.

It is the policy of the Fund to maintain a stable net asset value per share of $1.00. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

The Fund invests all of its investable assets in interests in the State Street Money Market Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.32% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies, of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

FEDERAL INCOME TAXES -The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.05% of the Fund's average daily net assets until November 1, 2008. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) at 0.02% of the Fund's average daily net assets. This voluntary expense limitation may be revised or canceled at any

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

time without notice. For the period ended June 30, 2007, SSgA FM reimbursed the Fund $790,857 under these agreements.

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. For the period ended June 30, 2007, the Fund accrued $1,279,233, which is payable to State Street Global Markets LLC, for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
JUNE 30, 2007 (UNAUDITED)

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521 -4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007 to June 30, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                                     BEGINNING        ENDING       EXPENSES PAID
                                   ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                       1/1/07         6/30/07         PERIOD *
                                   -------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN     $1,000.00       $1,026.30         $0.50
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)                  $1,000.00       $1,024.30         $0.50

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30,2007 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*           JUNE 30, 2007
----------------------           -------------
Yankee Certificates of Deposit        36.3%
Commercial Paper                      18.0
Repurchase Agreements                 17.7
Medium Term Notes                      9.4
Time Deposits                          7.6
Bank Notes                             3.8
Certificates of Deposit                2.9
Euro Certificates of Deposit           1.9
Promissory Note                        1.9
Other assets less liabilities          0.5
                                     -----
Total                                100.0%
                                     =====

MATURITY LADDER                  JUNE 30, 2007
---------------                  -------------
3 Days                               30.2%
4-90 Days                            40.9
90+ Days                             28.9
                                    -----
Total                               100.0%
                                    =====
Average maturity                    32 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                              INTEREST    MATURITY      PRINCIPAL      AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                                               RATE        DATE          AMOUNT         COST+
---------------------------------                                             --------   ----------   ------------   --------------
COMMERCIAL PAPER -- 18.0%
ABCP CREDIT ARBITRAGE -- 1.9%
   Sandlot Funding                                                               5.285%  07/20/2007   $100,000,000   $   99,721,069
                                                                                                                     --------------
ABCP HYBRID -- 1.9%
   Giro Balanced Funding                                                         5.270%  08/08/2007    100,000,000       99,443,722
                                                                                                                     --------------
ABCP RECEIVABLES AND SECURITIES -- 5.2%
   Abington Square Funding LLC                                                   5.320%  07/11/2007    117,949,000      117,774,698
   Beethoven Funding Corp.                                                       5.270%  08/08/2007    156,873,000      156,000,350
                                                                                                                     --------------
                                                                                                                        273,775,048
                                                                                                                     --------------
ABCP SINGLE SELLER -- 2.7%
   BA Credit Card Emerald Notes                                                  5.240%  08/08/2007    141,761,000      140,976,904
                                                                                                                     --------------
BANK DOMESTIC -- 1.0%
   BankAmerica Corp.                                                             5.170%  07/05/2007     50,000,000       49,971,278
                                                                                                                     --------------
BANK FOREIGN -- 3.8%
   Danske Corp.                                                                  5.128%  10/23/2007    150,000,000      147,564,200
   Macquarie Bank Ltd. (a) (b)                                                   5.300%  07/20/2007     50,000,000       49,999,740
                                                                                                                     --------------
                                                                                                                        197,563,940
                                                                                                                     --------------
PHARMACEUTICAL -- 1.5%
   Astrazeneca PLC                                                               5.280%  09/26/2007     80,000,000       78,979,200
                                                                                                                     --------------
TOTAL COMMERCIAL PAPER                                                                                                  940,431,161
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT -- 2.9%
BANK DOMESTIC -- 2.9%
   Citibank                                                                      5.310%  08/27/2007     50,000,000       50,000,000
   Citibank                                                                      5.310%  08/29/2007    100,000,000      100,000,000
                                                                                                                     --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                           150,000,000
                                                                                                                     --------------
YANKEE CERTIFICATES OF DEPOSIT -- 36.3%
BANK FOREIGN -- 36.3%
   Abbey National Treasury Service                                               5.280%  09/10/2007     60,000,000       59,998,390
   Banco Bilbao Vizcaya NY                                                       5.305%  08/15/2007    200,000,000      200,000,000
   Bank of Ireland                                                               5.310%  10/12/2007    200,000,000      200,000,000
   Barclays Bank PLC                                                             5.300%  07/19/2007    125,000,000      125,000,000
   Barclays Bank PLC                                                             5.355%  01/22/2008     60,000,000       60,000,000
   BNP Paribas NY (a)                                                            5.290%  10/03/2007    100,000,000       99,994,887
   BNP Paribas NY Branch                                                         5.310%  11/13/2007    100,000,000      100,000,000
   Canadian Imperial                                                             5.375%  10/26/2007     35,000,000       34,998,382
   Caylon NY                                                                     5.260%  08/28/2007    100,000,000      100,000,000
   Credit Suisse First Boston                                                    5.300%  08/01/2007    150,000,000      150,000,000
   Dexia Credit Local SA (a)                                                     5.305%  09/28/2007    200,000,000      199,990,437
   Societe Generale NY                                                           5.270%  03/26/2008     95,000,000       94,982,680
   Svenska Handelsbanken AB (a) (b)                                              5.290%  07/21/2008    100,000,000      100,000,000
   Svenska Handelsbanken AB (a)                                                  5.300%  08/16/2007    100,000,000      100,000,000
   UBS AG                                                                        5.300%  07/02/2007    175,000,000      175,000,000
   Unicredito Italiano Spa NY                                                    5.285%  07/06/2007    100,000,000      100,000,000
                                                                                                                     --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                                  1,899,964,776
                                                                                                                     --------------

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                              INTEREST    MATURITY     PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                                               RATE        DATE         AMOUNT          COST+
---------------------------------                                             --------   ----------   ------------   --------------
EURO CERTIFICATES OF DEPOSIT -- 1.9%
BANK FOREIGN -- 1.9%
   Credit Agricole Indosuez LDN                                                  5.305%  10/22/2007   $ 50,000,000     $ 50,002,292
   Credit Agricole Indosuez LDN                                                  5.350%  08/31/2007     50,000,000       50,000,758
                                                                                                                       ------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                                      100,003,050
                                                                                                                       ------------
BANK NOTES -- 3.8%
BANK DOMESTIC -- 1.9%
   American Express Centurion Bank (a)                                           5.320%  10/18/2007    100,000,000      100,008,761
                                                                                                                       ------------
BANK FOREIGN -- 1.9%
   Lloyds TSB Group PLC (a) (b)                                                  5.290%  07/06/2008    100,000,000      100,000,000
                                                                                                                       ------------
TOTAL BANK NOTES                                                                                                        200,008,761
                                                                                                                       ------------
MEDIUM TERM NOTES -- 9.4%
BANK DOMESTIC -- 2.9%
   American Express Co. (a)                                                      5.320%  07/20/2008     20,000,000       20,000,000
   JPMorgan Chase & Co. (a)                                                      5.290%  07/05/2008     50,000,000       50,000,000
   Wells Fargo Co. (a)                                                           5.280%  07/18/2008     80,000,000       80,000,000
                                                                                                                       ------------
                                                                                                                        150,000,000
                                                                                                                       ------------
BANK FOREIGN -- 5.1%
   Alliance & Leicester PLC (a) (b)                                              5.320%  07/29/2008     35,000,000       35,000,000
   BNP Paribas (a) (b)                                                           5.350%  06/21/2008     25,000,000       25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid (a)                               5.360%  05/19/2008     30,000,000       30,000,000
   HBOS Treasury Services PLC (a)                                                5.310%  07/11/2008     25,000,000       25,000,000
   National Australia Bank Ltd. (a) (b)                                          5.310%  07/07/2008     20,000,000       20,000,000
   Unicredito Italiano Bank Ireland (a)                                          5.340%  07/15/2008     15,000,000       15,000,000
   Westpac Banking Corp. (a) (b)                                                 5.300%  07/06/2008    100,000,000      100,000,000
   Westpac Banking Corp. (a) (b)                                                 5.310%  07/18/2008     15,000,000       15,000,000
                                                                                                                       ------------
                                                                                                                        265,000,000
                                                                                                                       ------------
FINANCE CAPTIVE CONSUMER -- 1.4%
   Toyota Motor Credit Corp. (a)                                                 5.304%  07/02/2007     75,000,000       74,999,984
                                                                                                                       ------------
TOTAL MEDIUM TERM NOTES                                                                                                 489,999,984
                                                                                                                       ------------
TIME DEPOSITS -- 7.6%
   National City Bank Grand Cayman Branch                                        5.250%  07/02/2007    200,000,000      200,000,000
   Suntrust Grand Cayman                                                         5.250%  07/02/2007    200,000,000      200,000,000
                                                                                                                       ------------
Total TIME DEPOSITS                                                                                                     400,000,000
                                                                                                                       ------------
PROMISSORY NOTE -- 1.9%
   Goldman Sachs Group, Inc. (a) (c)                                             5.423%  09/07/2007    100,000,000      100,000,000
                                                                                                                       ------------
TOTAL PROMISSORY NOTE                                                                                                   100,000,000
                                                                                                                       ------------
REPURCHASE AGREEMENTS -- 17.7%
   ABN AMRO Inc. Tri Party Repo, dated 06/29/07 (collateralized by
   Corporate  Notes, 4.800% - 7.520% due 11/01/07 - 06/30/19 valued at
   $79,253,018); proceeds $75,033,906                                            5.425%  07/02/2007     75,000,000       75,000,000

   Bank of America Tri Party Repo, dated 06/29/07 (collateralized by
   Federal National Mortgage Association, 5.500% due 06/01/33 valued at
   $229,500,000); proceeds $225,100,313                                          5.350%  07/02/2007    225,000,000      225,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                                               RATE        DATE          AMOUNT          COST+
---------------------------------                                             --------   ----------   -------------   --------------
   Credit Suisse First Boston Tri Party Repo, dated 06/29/07 (collateralized by Corporate Notes, 6.500% - 10.375% due 02/15/10 -07/16/31 valued at
   $78,751,975); proceeds $75,033,906                                            5.425%  07/02/2007   $  75,000,000   $   75,000,000

   Credit Suisse First Boston Tri Party Repo, dated 06/29/07 (collateralized by Federal Home Loan Mortgage Corporation, 4.00% -6.500% due 09/01/10 -
   12/01/36 and Federal National Mortgage Association, 4.000% - 6.000% due
   10/01/18 - 07/01/37 valued at $166,495,669); proceeds $163,301,413            5.250%  07/02/2007     163,230,000      163,230,000

   Deutsche Bank Tri Party Repo, dated 06/29/07 (collateralized by Equity
   Securities valued at 105,000,024); proceeds $100,045,375                      5.445%  07/02/2007     100,000,000      100,000,000

   Lehman Brothers Tri Party Repo, dated 06/29/07 (collateralized by Federal
   Farm Credit, 2.625% due 09/17/07, Federal Home Loan Bank, 2.750% -
   7.375% due 11/15/07 - 05/18/16, Federal National Mortgage Association,
   3.250% - 8.200% due 10/15/07 - 05/15/29, Corporate Bonds, 0.000% -
   8.625% due 10/15/07 - 05/15/29 and Federal Home Loan Mortgage
   Corporation 2.750% - 6.875% due 09/15/07 - 07/15/32, valued at
   $22,441,271); proceeds $22,009,790                                            5.340%  07/02/2007      22,000,000       22,000,000

   Morgan Stanley Tri Party Repo, dated 06/29/07 (collateralized by Federal
   National Mortgage Association, 4.500% - 5.500% due 11/01/18 - 01/01/34
   valued at $38,732,460); proceeds $37,990,808                                  5.400%  07/02/2007      37,973,000       37,973,000

   UBS Warburg Tri Party Repo, dated 06/29/07 (collateralized by Federal
   National Mortgage Association, 4.000% - 8.500% due 12/01/07 - 05/01/47
   valued at $229,504,707); proceeds $225,100,875                                5.380%  07/02/2007     225,000,000      225,000,000
                                                                                                                      --------------
TOTAL REPURCHASE AGREEMENTS                                                                                              923,203,000
                                                                                                                      --------------
TOTAL INVESTMENTS -- 99.5%                                                                                             5,203,610,732
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                                             25,976,195
                                                                                                                      --------------
NET ASSETS -- 100.0%                                                                                                  $5,229,586,927
                                                                                                                      ==============

(a)  Floating Rate Note- Interest rate shown is rate in effect at June 30, 2007.

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At June 30, 2007, this security represents 1.9% of net assets.

+    See Note 2 to the Notes to Financial Statements.

                        See Notes to Financial Statements

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers, at amortized cost (Note 2)   $4,280,407,732
Repurchase agreements (cost $923,203,000) (Note 2)                   923,203,000
                                                                  --------------
                                                                   5,203,610,732
Cash                                                                         426
Receivables:
   Interest receivable                                                26,406,152
   Receivable from adviser (Note 3)                                       99,889
   Prepaid expenses                                                       30,486
                                                                  --------------
      Total assets                                                 5,230,147,685
LIABILITIES
Payables:
   Management fee (Note 3)                                               433,679
   Administration, custody and transfer agent fees (Note 3)               89,598
   Professional fees                                                      11,170
   Accrued expenses and other liabilities                                 26,311
                                                                  --------------
      Total Liabilities                                                  560,758
                                                                  --------------
NET ASSETS                                                        $5,229,586,927
                                                                  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTH ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                          $137,472,229
                                                                     ------------
EXPENSES
   Management fees (Note 3)                                             2,563,040
   Administration, custody and transfer agent fees (Note 3)               533,549
   Professional fees                                                       20,354
   Trustees' fees                                                          51,064
   Other expenses                                                          33,413
                                                                     ------------
      Total Expenses                                                    3,201,420
   Less: Fee waivers/reimbursements by investment adviser (Note 3)       (638,380)
                                                                     ------------
      Total Net Expenses                                                2,563,040
                                                                     ------------
NET INVESTMENT INCOME                                                $134,909,189
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                           (6,953)
                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $134,902,236
                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the Six
                                                               Months Ended      For the Year
                                                              June 30, 2007     Ended December
                                                               (Unaudited)         31, 2006
                                                             ---------------   ----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                     $   134,909,189   $    226,696,506
   Net realized loss on investments                                   (6,953)                --
                                                             ---------------   ----------------
      Net increase in net assets resulting from operations       134,902,236        226,696,506
                                                             ---------------   ----------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                 6,374,974,840     16,774,127,323
   Fair value of withdrawals                                  (7,477,407,265)   (12,443,577,980)
                                                             ---------------   ----------------
   Net increase in net assets from capital transactions       (1,102,432,425)     4,330,549,343
                                                             ---------------   ----------------
TOTAL NET INCREASE IN NET ASSETS                                (967,530,189)     4,557,245,849
NET ASSETS
Beginning of period                                            6,197,117,116      1,639,871,267
                                                             ---------------   ----------------
End of period                                                $ 5,229,586,927   $  6,197,117,116
                                                             ===============   ================

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                              SIX MONTHS ENDED      YEAR         YEAR         PERIOD
                                                 6/30/2007          ENDED        ENDED        ENDED
                                                (UNAUDITED)      12/31/2006   12/31/2005   12/31/2004*
                                              ----------------   ----------   ----------   -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)     $5,229,587       $6,197,117   $1,639,871    $381,716
   Ratios to average net assets:
      Gross operating expenses                        0.12%**          0.13%        0.14%       0.18%**
      Net operating expenses                          0.10%**          0.10%        0.10%       0.10%**
      Net investment income                           5.24%**          5.08%        3.33%       1.71%**
   Total return (a)                                   2.64%            5.09%        3.31%       0.68%

----------
*    The Portfolio commenced operations on August 12, 2004.

**   Annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises nine investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Tax Free Limited Duration Bond Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At June 30, 2007, only the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Tax Free Money Market Portfolio and the State Street Tax Free Limited Duration Bond Portfolio were in operation. The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

At June 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until November 1, 2008. For the period ended June 30, 2007, SSgA FM reimbursed the Portfolio $638,380 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio paid State Street, through January 3 1, 2007, an annual fee, accrued daily at the rate of

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1/365(th) of the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio's average daily net assets during the month as follows:

                                         Annual percentage of
Asset Levels                           average daily net assets
------------                           ------------------------
First $200 Million                               0.04%
Next $200 Million                                0.03
Thereafter                                       0.02

Minimum annual fee:
Assets of $500 million and less       $150,000
Assets of $500 million - $2 billion   $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended June 30, 2007, State Street did not waive any fees under this agreement.

Beginning February 1, 2007, the Trust pays State Street an annual fee, accrued daily at the rate of 1/365(th) of the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           Annual percentage of
Asset Levels                        average aggregate daily net assets
------------                        ----------------------------------
First $400 Million                                   0.03%
Thereafter                                           0.02

Minimum annual fee per portfolio:                $150,000

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

6. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the Portfolio's last NAV calculation in the first required financial statement reporting period. As a result, the Portfolio has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET MONEY MARKET PORTFOLIO
JUNE 30, 2007

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling
(877)521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Tax Free Money Market Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Tax Free Money Market Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007* to June 30, 2007.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                                     Beginning         Ending      Expenses Paid
                                   Account Value   Account Value       During
                                       1/1/07         6/30/07         Period*
                                   -------------   -------------   -------------
Based on Actual Fund Return          $1,000.00       $1,014.00         $0.64
Based on Hypothetical (5% return
before expenses)                     $1,000.00       $1,024.00         $0.80

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of June 30, 2007 was 0.16%, which includes the Fund's proportionate share of the expenses of the State Street Tax Free Money Market Portfolio. "Actual" expense information for the Fund is for the period February 7, 2007 (date of initial public investment) to June 30, 2007. Actual expenses are equal to the annualized expense ratio of the Fund, multiplied by 144/365 (to reflect the period from initial public investment to June 30, 2007). "Hypothetical" expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
   Investment in State street Tax-Free Money Market Portfolio, at
   value (identified cost $61,650,110) (Note 1)                      $61,650,110
   Receivable from adviser (Note 3)                                        6,466
                                                                     -----------
      Total assets                                                    61,656,576
LIABILITIES
   Payables:
      Administration, custody and transfer agent fees (Note 3)            10,613
      Distribution fees (Note 3)                                           2,222
      Registration and filing fees                                         1,603
      Professional fees                                                    7,117
      Accrued expenses and other liabilities                               4,993
                                                                     -----------
         Total liabilities                                                26,548
                                                                     -----------
NET ASSETS                                                           $61,630,028
                                                                     ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                    61,630,028
                                                                     -----------
NET ASSETS                                                           $61,630,028
                                                                     ===========
Shares of beneficial interest outstanding                             61,630,028
Offering, net asset value, and redemption price per share            $      1.00
                                                                     ===========

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007* (UNAUDITED)

INCOME
   Interest income allocated from Portfolio (Note 2)         $588,086
   Expenses allocated from Portfolio (Note 3)                 (15,843)
                                                             --------
                                                              572,243
                                                             --------
EXPENSES
   Administration and accounting fees (Note 3)                 14,998
   Transfer agent fees (Note 3)                                13,018
   Professional fees                                           10,001
   Distribution fees (Note 3)                                   7,947
   Registration and filing fees                                 1,603
   Other expenses                                               5,458
                                                             --------
      Total Expenses                                           53,025
   Less: Fee reimbursements by investment adviser (Note 3)    (44,166)
                                                             --------
      Total Net Expenses                                        8,859
                                                             --------
NET INVESTMENT INCOME                                        $563,384
                                                             --------

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                        For the
                                                     Period Ended
                                                    June 30, 2007*
                                                      (Unaudited)
                                                    --------------
INCREASE IN NET ASSETS RESULTING FROM:
OPERATIONS:
   Net investment income                              $   563,384
                                                      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 (563,384)
                                                      -----------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                         61,497,855
   Reinvestment of distributions                          563,384
   Shares redeemed                                       (431,211)
                                                      -----------
      Net increase from capital share transactions     61,630,028
                                                      -----------
   Net increase in net assets                          61,630,028
NET ASSETS, BEGINNING OF PERIOD                                --
                                                      -----------
NET ASSETS, END OF PERIOD                             $61,630,028
                                                      ===========
CHANGES IN SHARES:
   Shares sold                                         61,497,855
   Reinvestment of distributions                          563,384
   Shares redeemed                                       (431,211)
                                                      -----------
      Net increase in shares                           61,630,028
                                                      ===========

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period:

                                            PERIOD
                                             ENDED
                                          6/30/2007*
                                         (UNAUDITED)
                                         -----------
PER SHARE OPERATING PERFORMANCE (A):
NET ASSET VALUE, BEGINNING OF PERIOD         $1.0000
                                         -----------
INVESTMENT OPERATIONS:
   Net investment income                      0.0140
                                         -----------
LESS DISTRIBUTIONS FROM:
   Net investment income                     (0.0140)
                                         -----------
NET ASSET VALUE, END OF PERIOD               $1.0000
                                         -----------
TOTAL RETURN (B)                                1.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s)             $61.630
Ratios to average net assets:
   Gross operating expenses                     0.44%**
   Net operating expenses                       0.16%**
   Net investment income                        3.60%**
   Voluntary expense reimbursement (c)          0.04%**

----------
*    The Fund commenced operations on February 7, 2007.

**   Annualized.

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Tax Free Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street U.S. Government Money Market Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Limited Duration Bond Fund and the State Street Institutional Tax Free Limited Duration Bond Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Tax Free Money Market Fund (the "Fund"). The Fund commenced operations on February 7, 2007. The Fund is authorized to issue an unlimited number of shares, with no par value.

As of June 30, 2007, the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, and the State Street Institutional Tax Free Limited Duration Bond Fund were the only series of the Trust that had commenced operations.

It is the policy of the Fund to maintain a stable net asset value per share of $1.00. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

The Fund invests all of its investable assets in interests in the State Street Tax Free Money Market Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

FEDERAL INCOME TAXES - The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.10% of the Fund's average daily net assets until April 30, 2008. This voluntary expense limitation may be revised or canceled at any time without notice. For the period ended June 30, 2007, SSgA FM reimbursed the Fund $44,166 under these agreements.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund accrued fees under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, AN affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. For the period ended June 30, 2007, the Fund accrued $7,947, which is payable to State Street Global Markets LLC, for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling
(877)521-4083.

TRUSTEE CONSIDERATION OF ADVISORY AGREEMENT

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the approval of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees reviewed various materials provided by the Adviser, which they had requested through independent counsel. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), also met separately with their counsel to consider the Advisory Agreement. In deciding whether to approve the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the costs to the Adviser of its services, and (iii) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies and with applicable laws and

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products appeared satisfactory. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable. The Trustees also considered the fact that the Adviser has had wide experience in managing tax- free portfolios. In their deliberations, the Trustees took into account the fact that, because the Fund is a feeder fund investing all of its assets in the Portfolio, the Adviser was not currently expected to provide investment advisory services to the Fund. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser to the Fund was appropriate.

The Trustees noted that, while profitability of the investment adviser is typically a factor considered in evaluating an advisory agreement, any detailed analysis of profitability would be inappropriate at the time because the Fund is not currently paying fees to the Adviser under the Advisory Agreement.

The Trustees had requested comparative information from Lipper Inc. with respect to fees paid by similar funds. The Trustees found that that the Fund's advisory fee was relatively low compared to many comparable funds. The Trustees also reviewed the estimated expense ratio of the Fund. The Board determined that the estimated expense ratio was reasonable in light of its peers. The Trustees concluded that the data available supported a finding as to the reasonableness of the Adviser's fee. The Trustees noted that the Adviser does not receive any advisory fees from the Fund so long as it invests substantially all of its assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the Fund, the Adviser had undertaken to reduce its advisory fee or otherwise reimburse expenses for the Fund. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered that the Adviser's affiliates benefit from the Trust's relationship with State Street as fund administrator and custodian and they considered information as to the fees payable by the Fund for those services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Fund's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Trustees noted that, because the Fund had not yet commenced operations, there was no record of performance to review. In addition, they did not engage in a detailed discussion of economies of scale, both because the Fund is in its start-up phase, and because no fees are currently being paid by the Fund to the Adviser.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

On the basis of these considerations of the factors noted above, the Trustees and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable and that it should be approved.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Tax Free Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007* to June 30, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                     BEGINNING         ENDING      EXPENSES PAID
                   ACCOUNT VALUE   ACCOUNT VALUE      DURING
                       1/1/07         6/30/07         PERIOD *
                   -------------   -------------   -------------
BASED ON ACTUAL
PORTFOLIO RETURN     $1,000.00       $1,014.30         $0.40
BASED ON
HYPOTHETICAL (5%
RETURN BEFORE
EXPENSES)            $1,000.00       $1,024.30         $0.50

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2007 was 0.100%. "Actual" expense information for the Portfolio is for the period February 7, 2007 (date of initial public investment) to June 30, 2007. Actual expenses are equal to the annualized expense ratio of the Portfolio, multiplied by 144/365 (to reflect the period from initial public investment to June 30, 2007). "Hypothetical" expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                             JUNE 30, 2007
----------------------                                             -------------
General Obligations                                                     22.3%
Education                                                               17.5
Industrial Revenue/Pollution Control Revenue                            17.3
Health                                                                  16.1
Public Agency                                                            5.4
Electric Power                                                           5.1
Pre Refunded/Escrow to Maturity                                          3.6
Portfolio Revenue                                                        3.4
Water & Sewer                                                            3.4
Other Revenue                                                            2.6
Housing Revenue                                                          2.6
Water Revenue                                                            0.7
                                                                       -----
Total                                                                  100.0%
                                                                       =====

MATURITY LADDER                                                    JUNE 30, 2007
---------------                                                    -------------
4-90 Days                                                              100.0%
90+ Days                                                                 0.0
                                                                       -----
Total                                                                  100.0%
                                                                       =====
Average maturity                                                        11

*    The Portfolio's composition will vary over time.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                    PRINCIPAL   RATE     DATE OF      VALUE
                                                                      AMOUNT      %     MATURITY        $
                                                                    ---------   ----   ----------   ---------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 953%
ALABAMA -- 2.4%
Parrish Alabama Industrial Development Board PCRBs, Alabama Power
Co. PJ (a)                                                          1,500,000   3.86   06/01/2015   1,500,000
                                                                                                    ---------
CALIFORNIA -- 4.1%
California Pollution Control Financing Authority PCRBs,
Pacific Gas & Electric Corporation., Series E,
LOC: Bank One N. A.(a)                                              2,500,000   3.84   11/01/2026   2,500,000
                                                                                                    ---------
CONNECTICUT -- 0.8%
West Hartford Connecticut, GO                                         500,000   4.00   11/01/2007     500,389
                                                                                                    ---------
DELAWARE -- 2.4%
Delaware State EDA, Hosipital Billing,
Series A, LOC: JP Morgan Chase Bank (a)                             1,500,000   3.77   12/01/2015   1,500,000
                                                                                                    ---------
FLORIDA -- 1.8%
Florida State Board of Education, Capital Outlay, Series A, GO      1,075,000   5.25   01/01/2009   1,093,994
                                                                                                    ---------
GEORGIA -- 2.4%
Municipal Electric Authority Georgia, Gen
C Rmkt, INS: GO of Participants, LOC: Bayerische
Landesbank (a)                                                      1,500,000   3.76   03/01/2020   1,500,000
                                                                                                    ---------
ILLINOIS -- 12.7%
Chicago Illinois Board of Education, Series C, GO, INS: FSA,
SPA: Dexia Public Finance (a)                                       1,950,000   3.71   03/01/2032   1,950,000

City of Chicago Illinois, Neighborhoods Alive 21, Class B, INS:
MBIA, SPA: Depfa Bank PLC (a)                                       1,500,000   3.76   01/01/2015   1,500,000

Illinois Development Finance Authority Revenue Bonds,
Chicago Educational TV Assignment, Series A, LOC: Lasalle
Bank N. A. (a)                                                      1,900,000   3.77   11/01/2014   1,900,000

Illinois Development Finance Authority Revenue Bonds,
Evanston Northwestern, Class C, SPA. Bank One N.A. (a)                975,000   3.80   05/01/2008     975,000

Illinois Development Finance Authority Revenue Bonds,
World Communications, Inc., LOC: Lasalle Bank N.A. (a)              1,500,000   3.77   08/01/2015   1,500,000
                                                                                                    ---------
                                                                                                    7,825,000
                                                                                                    ---------
LOUISIANA -- 8.4%
East Baton Rouge Parish Louisiana PCRBs, Exxon Project (a)          2,200,000   3.82   11/01/2019   2,200,000
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds, Shreveport Utilities Systems
Project, INS: FSA Municipal Government GTD, SPA: JP Morgan Chase
Bank (a)                                                            1,500,000   3.80   10/01/2013   1,500,000
Louisiana State Offshore Terminal Authority Deep Water Port
Revenue Bond, Series B, LOC: Bank One N.A. (a)                      1,500,000   3.77   09/01/2014   1,500,000
                                                                                                    ---------
                                                                                                    5,200,000
                                                                                                    ---------

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                              DATE
                                                                        PRINCIPAL   RATE       OF         VALUE
                                                                          AMOUNT      %     MATURITY        $
                                                                        --------    ----   ----------   -----------
MARYLAND -- 2.1%
Anne Arundel County Medical, GO                                         1,270,000   6.00   02/01/2008     1,286,880
                                                                                                        -----------
MASSACHUSETTS -- 2.9%
Massachusetts State Health & Education Facilities Authority Revenue
   Bonds, Harvard University, Series R, INS: GO of INSTN (a)            1,790,000   3.78   11/01/2049     1,790,000
                                                                                                        -----------
MISSOURI -- 1.7%
University of Missouri, University Revenue Bonds, System Facilities     1,000,000   5.80   11/01/2027     1,016,991
                                                                                                        -----------
NEW JERSEY -- 5.7%
Essex County New Jersey Improvement Authority Revenue Bonds, Pooled
   Governmental Loan Program, LOC: First Union National Bank (a)        1,700,000   3.77   07/01/2026     1,700,000
New Jersey State, Series J, GO                                          1,800,000   5.00   07/15/2007     1,800,805
                                                                                                        -----------
                                                                                                          3,500,805
                                                                                                        -----------
NEW YORK -- 3.3%
City of New York NY, Subseries J2-RMKT, LOC: Westdeutsche
   Landesbank (a)                                                       1,000,000   3.77   02/15/2008     1,000,000
New York State Local Government Assistant Corp., Sub Lien, Series 3V,
   INS: FGIC GO of Corp., SPA: Bandesbank Baden-Wuerttemberg (a)        1,000,000   3.76   04/01/2022     1,000,000
                                                                                                        -----------
                                                                                                          2,000,000
                                                                                                        -----------
NORTH CAROLINA -- 6.5%
Charlotte North Carolina COPS,  Governmental Facilities, Series F,
   SPA: Bank of America N.A. (a)                                        2,000,000   3.73   06/01/2033     2,000,000
City of Winston-Salem North Carolina Water and Sewer Systems
   Revenue Bonds, Series C, SPA: Dexia Credit Local (a)                 2,000,000   3.75   06/01/2028     2,000,000
                                                                                                        -----------
                                                                                                          4,000,000
                                                                                                        -----------
OHIO -- 6.4%
Butler County Ohio Healthcare Facilities Revenue Bonds, IMPT-
   Lifesphere Project, LOC: U.S. Bank NA (a)                            1,400,000   3.76   05/01/2027     1,400,000
Cleveland Cuyahoga County Ohio Port Authority Revenue Bonds,
   Euclid/93rd Garage Office, LOC: Fifth Third Bank (a)                 1,030,000   3.80   01/01/2034     1,030,000
Ohio State University General Receipts, Series B (a)                    1,500,000   3.76   06/01/2035     1,500,000
                                                                                                        -----------
                                                                                                          3,930,000
                                                                                                        -----------
OREGON -- 2.4%
Oregon State, Series 73 G, SPA: JP Morgan Chase Bank (a)                1,500,000   3.77   12/01/2018     1,500,000
                                                                                                        -----------
PENNSYLVANIA -- 3.1%
Erie Pennsylvania Water Authority Revenue Bonds, Series A, INS: FSA,
   SPA: JP Morgan Chase Bank (a)                                        1,000,000   3.76   12/01/2010     1,000,000

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                              DATE
                                                                        PRINCIPAL   RATE       OF         VALUE
                                                                          AMOUNT      %     MATURITY        $
                                                                        --------    ----   ----------   -----------
PENNSYLVANIA -- (CONTINUED)
Philadelphia Pennsylvania Hospitals & Higher Education Facilities
   Authority Hospital Revenue Bonds, Children's
   Hospital Project, Series A, SPA: JP Morgan Chase Bank (a)              200,000   3.86   02/15/2014       200,000
Philadelphia Pennsylvania Hospitals & Higher Education Facilities
   Authority Hospital Revenue Bonds, Children's Hospital Project,
   Series A, SPA: Fleet National Bank (a)                                 200,000   3.86   02/15/2021       200,000
Washington County Pennsylvania Authority Revenue Bonds, University
   of Pennsylvania (a)                                                    500,000   3.76   07/01/2034       500,000
                                                                                                        -----------
                                                                                                          1,900,000
                                                                                                        -----------
TEXAS -- 15.1%
Bell County Texas Health Facilities Development Corporate Revenue
   Bonds, Scott & White Memorial Hospital, Series B-2, INS: MBIA,
   SPA: Chase Bank of Texas N.A. (a)                                    1,200,000   3.86   08/15/2007     1,200,000
City of Arlington Texas Special Obligations Revenue Bonds, Tax-Dallas
   Cowboys, Class B, INS: MBIA, SPA: Depfa Bank PLC (a)                 1,400,000   3.80   08/15/2035     1,400,000
Denton Texas Independent School District, School Building, Series B,
   INS: PSF-GTD, SPA: Bank of America N.A. (a)                          1,000,000   3.80   08/01/2023     1,000,000
Harris County Texas Health Facilities Development Corporate Revenue
   Bonds, Methodist Hospital Systems, Series A (a)                      2,500,000   3.85   12/01/2032     2,500,000
State of Texas, Tax & Revenue Anticipation Notes                        1,500,000   4.50   08/31/2007     1,501,878
University of Texas, University Revenue Bonds, Financing Systems,
   Series A (a)                                                         1,700,000   3.77   08/15/2013     1,700,000
                                                                                                        -----------
                                                                                                          9,301,878
                                                                                                        -----------
UTAH -- 2.4%
Murray City Utah Hospital Revenue Bonds, IHC Health Services, Inc.,
   Series A, INS: J.P. Morgan Securities (a)                            1,500,000   3.76   05/15/2036     1,500,000
                                                                                                        -----------
WASHINGTON -- 3.9%
Port Vancouver Washington Revenue Bonds, United Grain Corporation,
   Series 84 A, LOC: Bank of America N.A. (a)                           2,000,000   3.75   12/01/2009     2,000,000
Seattle Washington Water Systems Revenue Bonds, Series A, LOC:
   Bayerische Landesbank (a)                                              400,000   3.76   03/01/2032       400,000
                                                                                                        -----------
                                                                                                          2,400,000
                                                                                                        -----------
WISCONSIN -- 1.6%
Madison Wisconsin Metropolitan School District, Tax & Revenue
   Anticipation Notes                                                   1,000,000   4.00   09/07/2007     1,000,433
                                                                                                        -----------

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

WYOMING -- 3.2%
Sweetwater County Wyoming Environmental Improvement Revenue
   Bonds, Pacificorp Projects, LOC: Barclays Bank PLC (a)               2,000,000   3.94   11/01/2025     2,000,000
                                                                                                        -----------
TOTAL INVESTMENTS(B) -- 95.3%                                                                            58,746,370
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.7%                                                             2,903,740
                                                                                                        -----------
NET ASSETS -- 100.0%                                                                                    $61,650,110
                                                                                                        ===========

----------
(a)  Floating Rate Note- Interest rate shown is rate in effect at June 30, 2007

(b)  The identified cost for Federal income tax purposes.

ACRONYM   NAME
-------   ----
COPS      Certificates of Participation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed
INS       Insured
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PCRBs     Pollution Control Revenue Bonds
PSF       Permanent School Fund
SPA       Standby Purchase Agreement

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers, at amortized cost (Note 2)      $58,746,370
Cash                                                                   2,580,852
Receivables:
   Interest receivable                                                   353,547
   Receivable from adviser (Note 3)                                        4,470
   Miscellaneous assets                                                    3,568
                                                                     -----------
      Total assets                                                    61,688,807
LIABILITIES
Payables:
   Management fee (Note 3)                                                 4,443
   Administration, custody and transfer agent fees (Note 3)                  921
   Professional fees                                                      12,098
   Trustees' fees (Note 4)                                                10,974
   Accrued expenses and other liabilities                                 10,261
                                                                     -----------
      Total Liabilities                                                   38,697
                                                                     -----------
NET ASSETS                                                           $61,650,110
                                                                     ===========

                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007* (UNAUDITED)

INVESTMENT INCOME
   Interest                                                             $588,086
                                                                        --------
EXPENSES
   Professional fees                                                      18,826
   Management fees (Note 3)                                               15,894
   Trustees' fees (Note 4)                                                11,127
   Printing fees                                                           5,088
   Administration, custody and transfer agent fees (Note 3)                3,304
   Other expenses                                                          5,744
                                                                        --------
      Total Expenses                                                      59,983
   Less: Fee waivers/reimbursements by investment adviser (Note 3)       (44,140)
                                                                        --------
      Total Net Expenses                                                  15,843
                                                                        --------
NET INVESTMENT INCOME                                                   $572,243
                                                                        --------

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the
                                                                   Period Ended
                                                                  June 30, 2007*
                                                                    (Unaudited)
                                                                  --------------
INCREASE IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                           $   572,243

CAPITAL TRANSACTIONS
   Proceeds from contributions                                      61,517,510
   Fair value of withdrawals                                          (439,643)
                                                                   -----------
   Net increase in net assets from capital transactions             61,077,867
                                                                   -----------
TOTAL NET INCREASE IN NET ASSETS                                    61,650,110

NET ASSETS

Beginning of period                                                         --
                                                                   -----------
End of period                                                      $61,650,110
                                                                   ===========

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                                       PERIOD
                                                                        ENDED
                                                                      6/30/2007*
                                                                     (UNAUDITED)
                                                                     -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)                           $61,650

   Ratios to average net assets:
      Gross operating expenses                                           0.38%**
      Net operating expenses                                             0.10%**
      Net investment income                                              3.65%**
   Total return (a)                                                      1.42%

----------
*    The Portfolio commenced operations on February 7, 2007.

**   Annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises nine investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Tax Free Money Market Portfolio (the "Portfolio"). At June 30, 2007, only the Portfolio, State Street Equity 500 Index Portfolio, State Street Tax Free Limited Duration Bond Portfolio and State Street Money Market Portfolio were in operation. The Portfolio commenced operations on February 7, 2007. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and subject to certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

At June 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2008. For the period ended June 30, 2007, SSgA FM reimbursed the Portfolio $44,140 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, accrued daily at the rate of 1/365(th) of the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           Annual percentage of
Asset Levels                        average aggregate daily net assets
------------                        ----------------------------------
First $400 Million                                   0.03%
Thereafter                                           0.02
Minimum annual fee per portfolio:                $150,000

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

6. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the Portfolio's last NAV calculation in the first required financial statement reporting period. As a result, the Portfolio has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUST CONSIDERATION OF ADVISORY AGREEMENT

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the approval of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had reviewed various materials provided by the Adviser, which they had requested through independent counsel. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), also met separately with their counsel to consider the Advisory Agreement. In deciding whether to approve the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the costs to the Adviser of its services, and (iii) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies and with

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products appeared satisfactory. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable. The Trustees also considered the fact that the Adviser has had wide experience in managing tax-free portfolios. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser to the Portfolio was appropriate.

The Trustees noted that, while profitability of the investment adviser is typically a factor considered in evaluating an advisory agreement, since the Portfolio had not commenced operations, expected profitability could not be determined with precision at this time. However, they noted that, in light of the Portfolio's relatively low fees and the fact that the Portfolio is in its start-up phase, the Adviser's profitability was unlikely to be unreasonably high.

The Trustees had requested comparative information from Lipper Inc. with respect to fees paid by similar funds. The Trustees found that that the Portfolio's advisory fee was relatively low compared to many comparable portfolios. The Trustees also reviewed the estimated expense ratio of the Portfolio. The Board determined that the estimated expense ratio was reasonable in light of its peers. The Trustees concluded that the data available supported a finding as to the reasonableness of the Adviser's fees. The Trustees also considered the fees payable by the Portfolio for other services, including custodial, transfer agency and administration services. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had undertaken to reduce its advisory fee or otherwise reimburse expenses for the Portfolio. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered that the Adviser's affiliates benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Trustees noted that, because the Portfolio had not yet commenced operations, any detailed consideration of economies of scale would be premature.

On the basis of these considerations of the factors noted above, the Trustees and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable and that it should be approved.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

           STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND
                                      FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Tax Free Limited Duration Bond Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Tax Free Limited Duration Bond Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007* to June 30, 2007.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                                Beginning        Ending       Expenses Paid
                              Account Value   Account Value       During
                                  1/1/07         6/30/07         Period *
                              -------------   -------------   -------------
Based on Actual Fund Return     $1,000.00       $1,014.20         $0.60
Based on Hypothetical (5%
return before expenses)         $1,000.00       $1,024.05         $0.75

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of June 30, 2007 was 0.15%, which includes the Fund's proportionate share of the expenses of the State Street Tax Free Money Market Portfolio. "Actual" expense information for the Fund is for the period February 7, 2007 (date of initial public investment) to June 30, 2007. Actual expenses are equal to the annualized expense ratio of the Fund, multiplied by 144/365 (to reflect the period from initial public investment to June 30, 2007). "Hypothetical" expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
   Investment in State Street Tax-Free Limited Duration Bond Portfolio, at value
      (identified cost $36,752,513) (Note 1)                                       $36,745,913
   Receivable from adviser (Note 3)                                                      7,522
                                                                                   -----------
      Total assets                                                                  36,753,435
LIABILITIES
   Payables:
      Administration, custody and transfer agent fees (Note 3)                          10,613
      Distribution fees (Note 3)                                                         1,504
      Registration and filing fees                                                       1,603
      Professional fees                                                                  7,398
      Dividends payable                                                                     19
      Accrued expenses and other liabilities                                             4,994
                                                                                   -----------
         Total liabilities                                                              26,131
                                                                                   -----------
NET ASSETS                                                                         $36,727,304
                                                                                   ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  36,733,904
   Net unrealized depreciation on investments                                           (6,600)
                                                                                   -----------
NET ASSETS                                                                         $36,727,304
                                                                                   ===========
Shares of beneficial interest outstanding                                            3,673,390
Offering, net asset value, and redemption price per share                          $     10.00
                                                                                   ===========

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007* (UNAUDITED)

INCOME
   Interest income allocated from Portfolio (Note 2)                  $463,779
   Expenses allocated from Portfolio (Note 3)                          (12,307)
                                                                      --------
                                                                       451,472
                                                                      --------

EXPENSES
   Distribution fees (Note 3)                                            6,143
   Administration and accounting fees (Note 3)                          14,998
   Transfer agent fees (Note 3)                                         13,018
   Professional fees                                                    10,281
   Registration and filing fees                                          1,603
   Other expenses                                                        5,457
                                                                      --------
      Total Expenses                                                    51,500
   Less: Fee reimbursements by investment adviser (Note 3)             (44,807)
                                                                      --------
      Total Net Expenses                                                 6,693
                                                                      --------
NET INVESTMENT INCOME                                                 $444,779

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation (depreciation) allocated
   from Portfolio                                                       (6,600)
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $438,179
                                                                      ========

*    The fund commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the
                                                                   Period Ended
                                                                  June 30, 2007*
                                                                    (Unaudited)
                                                                  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                           $   444,779
   Change in net unrealized appreciation (depreciation)                 (6,600)
                                                                   -----------
   Net increase in net assets resulting from operations                438,179
                                                                   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (444,779)
                                                                   -----------

NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                                      36,366,348
   Reinvestment of distributions                                       444,760
   Shares redeemed                                                     (77,204)
                                                                   -----------
      Net increase from capital share transactions                  36,733,904
                                                                   -----------
   Net increase in net assets                                       36,727,304
NET ASSETS, BEGINNING OF PERIOD                                             --
                                                                   -----------
NET ASSETS, END OF PERIOD                                          $36,727,304
                                                                   ===========

CHANGES IN SHARES:
   Shares sold                                                       3,636,634
   Reinvestment of distributions                                        44,476
   Shares redeemed                                                      (7,720)
                                                                   -----------
      Net increase in shares                                         3,673,390
                                                                   ===========

*    The fund commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period:

                                                                    PERIOD
                                                                    ENDED
                                                                  6/30/2007*
                                                                 (UNAUDITED)
                                                                 -----------
PER SHARE OPERATING PERFORMANCE (A):
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.0000
                                                                   --------

INVESTMENT OPERATIONS:
   Net investment income                                             0.1456**
   Net realized and unrealized gain (loss) on investments           (0.0044)
                                                                   --------
      Total from investment operations                               0.1412
                                                                   --------
LESS DISTRIBUTIONS FROM:
   Net investment income                                            (0.1412)
                                                                   --------
NET ASSET VALUE, END OF PERIOD                                     $10.0000
                                                                   --------
TOTAL RETURN (B)                                                       1.42%

RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)                                $ 36,727
Ratios to average net assets:
   Gross operating expenses                                            0.52%***
   Net operating expenses                                              0.15%***
   Net investment income                                               3.62%***
   Voluntary expense reimbursement (c)                                 0.05%***
   Portfolio turnover rate                                             8.00%****

----------
*    The Fund commenced operations on February 7, 2007.

**   Net investment income per share calculated using the average shares method.

***  Annualized.

**** Not annualized

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Tax Free Limited Duration Bond Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Tax Free Limited Duration Bond Fund, the State Street Institutional Limited Duration Bond Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Tax Free Limited Duration Bond Fund (the "Fund"). The Fund commenced operations on February 7, 2007. The Fund is authorized to issue an unlimited number of shares, with no par value.

As of June 30, 2007, the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, and the State Street Institutional Tax Free Money Market Fund were the only series of the Trust that had commenced operations.

The Fund invests all of its investable assets in interests in the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

FEDERAL INCOME TAXES - The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.10% of the Fund's average daily net assets until April 30, 2008. For the period ended June 30, 2007, SSgA FM reimbursed the Fund $44,807 under this agreement.

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund accrued fees under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. For the period ended June 30, 2007, the Fund accrued $6,143, which is payable to State Street Global Markets LLC, for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
JUNE 30, 2007 (UNAUDITED)

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521 -4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUST CONSIDERATION OF ADVISORY AGREEMENT

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the approval of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees reviewed various materials provided by the Adviser, which they had requested through independent counsel. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), also met separately with their counsel to consider the Advisory Agreement. In deciding whether to approve the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the costs to the Adviser of its services, and (iii) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
JUNE 30, 2007 (UNAUDITED)

They also considered the resources, operational structures and practices of the Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of fixed-income products appeared satisfactory. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable. The Trustees also considered the fact that the Adviser has had wide experience in managing tax-free portfolios. In their deliberations, the Trustees took into account the fact that, because the Fund is a feeder fund investing all of its assets in the Portfolio, the Adviser was not currently expected to provide investment advisory services to the Fund. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser indirectly to the Fund was appropriate.

The Trustees noted that, while profitability of the investment adviser is typically a factor considered in evaluating an advisory agreement, any detailed analysis of profitability would be inappropriate at the time because the Fund is not currently paying fees to the Adviser under the Advisory Agreement.

The Trustees had requested comparative information from Lipper Inc. with respect to fees paid by similar funds. The Trustees found that that the Fund's advisory fee was relatively low compared to many comparable funds. The Trustees also reviewed the estimated expense ratio of the Fund. The Board determined that the estimated expense ratio was reasonable in light of its peers. The Trustees concluded that the data available supported a finding as to the reasonableness of the Adviser's fees. The Trustees noted that the Adviser does not receive any advisory fees from the Fund so long as it invests substantially all of its assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the Fund, the Adviser had undertaken to reduce its advisory fee or otherwise reimburse expenses for the Fund. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered that the Adviser's affiliates benefit from the Trust's relationship with State Street as fund administrator and custodian and they considered information as to the fees payable by the Fund for those services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Fund's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
JUNE 30, 2007 (UNAUDITED)

The Trustees noted that, because the Fund had not yet commenced operations, there was no record of performance to review. In addition, they did not engage in a detailed discussion of economies of scale, both because the Fund is in its start-up phase, and because no fees are currently being paid by the Fund to the Adviser.

On the basis of these considerations of the factors noted above, the Trustees and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable and that it should be approved.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

              STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007* to June 30, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                                     BEGINNING         ENDING      EXPENSES PAID
                                   ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                       1/1/07         6/30/07          PERIOD*
                                   -------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN     $1,000.00       $1,014.30         $0.40
BASED ON HYPOTHETICAL (5%
RETURN BEFORE EXPENSES)              $1,000.00       $1,024.30         $0.50

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2007 was 0.10%. "Actual" expense information for the Portfolio is for the period February 7, 2007 (date of initial public investment) to June 30, 2007. Actual expenses are equal to the annualized expense ratio of the Portfolio, multiplied by 144/365 (to reflect the period from initial public investment to June 30, 2007). "Hypothetical" expense information for the Portfolio is presented on the basis of the full onehalf year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                             JUNE 30, 2007
----------------------                                             -------------
Hospital Revenue                                                        21.0%
Miscellaneous Revenue                                                   14.3
Industrial Revenue/Pollution Control Revenue                            13.6
Higher Education                                                        12.5
General Obligation State                                                 8.5
Pre Refunded/Escrow to Maturity                                          5.0
Cash                                                                     4.1
Water & Sewer                                                            4.1
Electricity and Power Revenue                                            4.1
Housing Revenue                                                          3.9
General Obligations                                                      3.6
TRANS Revenue                                                            2.8
Education Revenue                                                        2.5
                                                                       -----
Total                                                                  100.0%
                                                                       =====

MATURITY LADDER                                                    JUNE 30, 2007
---------------                                                    -------------
0-3 Days                                                                 4.2%
4-90 Days                                                               95.8%
                                                                       -----
Total                                                                  100.0%
                                                                       =====

*    The Portfolio's composition will vary over time.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                           DATE
                                                                     PRINCIPAL   RATE       OF         VALUE
                                                                       AMOUNT      %     MATURITY        $
                                                                     ---------   ----   ----------   ---------
TAX-EXEMPT OBLIGATIONS -- 95.4%
ALABAMA -- 4.1%
Parrish Alabama Industrial Development Board PCRBs, Alabama
Power Co. PJ (a)                                                     1,500,000   3.86   06/01/2015   1,500,000
                                                                                                     ---------
ARIZONA -- 2.7%
Arizona Health Facilities Authority Revenue Bonds, Banner Health,
Series B, INS: FGIC, SPA: Bank of Nova Scotia (a)                    1,000,000   3.74   01/01/2035   1,000,000
                                                                                                     ---------
COLORADO -- 4.1%
City of Colorado Springs Utilities Revenue Bonds, Sub Lien,
Series A, SPA: Dexia Credit Local (a)                                1,500,000   3.76   11/01/2023   1,500,000
                                                                                                     ---------
CONNECTICUT -- 2.7%
Connecticut State Health & Education Facilities Revenue Bonds,
Quinnipac University, Series F, INS: Radian, SPA: Morgan
Guaranty Trust (a)                                                   1,000,000   3.88   07/01/2031   1,000,000
                                                                                                     ---------
DISTRICT OF COLUMBIA -- 4.9%
Washington DC Convention Center Authority Dedicated Tax Revenue
Bonds, Sr. Lien, INS: AMBAC                                          1,750,000   5.25   10/01/2011   1,797,880
                                                                                                     ---------
FLORIDA -- 3.8%
Palm Beach County Florida HFA Housing Revenue Bonds,
Multifamily, Cotton, Class D, LOC: Wachovia Bank N.A. (a)            1,400,000   3.75   11/01/2007   1,400,000
                                                                                                     ---------
GEORGIA -- 2.7%
Burke County Georgia Development Authority PCRBs, Oglethorpe Power
Corporation, Series A, INS: FGIC, SPA: Credit Local De France (a)    1,000,000   3.78   01/01/2019   1,000,000
                                                                                                     ---------
ILLINOIS -- 10.3%
City of Chicago Illinois, Neighborhoods Alive 21, Class B,
INS: MBIA, SPA: Depfa Bank PLC (a)                                   1,300,000   3.76   01/01/2037   1,300,000

Illinois Development Finance Authority Revenue Bonds,
Evanston Northwestern, Class C, SPA: Bank One N.A. (a)               1,460,000   3.80   05/01/2031   1,460,000

Illinois Finance Authority Revenue Bonds, Loyola University
Health, Series C, LOC: Charter One Bank FSB (a)                      1,000,000   3.77   04/01/2041   1,000,000
                                                                                                     ---------
                                                                                                     3,760,000
                                                                                                     ---------
INDIANA -- 2.7%
Petersburg Indiana PCRBs, Indiania Power & Light Co., Series B,
SPA: Lasalle National Bank (a)                                       1,000,000   3.83   01/01/2023   1,000,000
                                                                                                     ---------
MARYLAND -- 4.1%
Maryland State Health & Higher Educational Facilities Authority
Revenue Bonds, Universal Medical System, Series E, INS: FGIC,
SPA: Dexia Credit Local (a)                                          1,500,000   3.76   07/01/2041   1,500,000
                                                                                                     ---------

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                     PRINCIPAL   RATE     DATE OF      VALUE
                                                                       AMOUNT      %     MATURITY        $
                                                                     ---------   ----   ----------   ---------
MASSACHUSETTS -- 4.1%
Massachusetts State Health & Education Facilities Authority
Revenue Bonds, Harvard University, Series R, INS: GO of INSTN (a)    1,500,000   3.78   11/01/2049   1,500,000
                                                                                                     ---------
MISSOURI -- 3.4%
Missouri Development Finance Board Cultural Facilities Revenue
Bonds, Nelson Gallery Funding, Series B, INS: MBIA, SPA: JP
Morgan Chase Bank (a)                                                1,250,000   3.86   12/01/2031   1,250,000
                                                                                                     ---------
MONTANA -- 3.8%
Billings Montana IDBRs, CFS Continental, Inc. LOC: Toronto
Dominion Bank (a)                                                    1,400,000   3.75   12/01/2014   1,400,000
                                                                                                     ---------
NEW MEXICO -- 2.7%
New Mexico Finance Authority Revenue Bonds,
Cigarette Tax-UNM Health, Class B, INS: MBIA, SPA: Bank of
America N.A. (a)                                                     1,000,000   3.80   04/01/2019   1,000,000
                                                                                                     ---------
NEW YORK -- 2.7%
New York State Local Government Assistant Corp., Sub Lien, Series
3V, INS: FGIC GO of Corp., INS: FGIC GO of Corp., SPA: Bandesbank
Baden-Wuerttemberg (a)                                               1,000,000   3.76   04/01/2024   1,000,000
                                                                                                     ---------
OHIO -- 6.8%
City of Columbus Ohio, SAN SWR, Series 1 (a)                         1,500,000   3.73   12/01/2026   1,500,000

Ohio State Higher Education Facility Community Revenue Bonds.
Kenyon College Project, LIQ: Harris Bank (a)                         1,000,000   3.80   04/01/2022   1,000,000
                                                                                                     ---------
                                                                                                     2,500,000
                                                                                                     ---------
OKLAHOMA -- 3.5%
Oklahoma State Industries Authority Revenue Bonds, Integris
Baptist, Series B, INS: MBIA, SPA: JP Morgan Chase Bank (a)          1,285,000   3.86   08/15/2029   1,285,000
                                                                                                     ---------
PENNSYLVANIA -- 6.8%
Pennsylvania State Turnpike Community Revenue Bonds, Series A
1, SPA: Westdeutsche Lanesbank (a)                                   1,000,000   3.78   12/01/2030   1,000,000

Washington County Pennsylvania Authority Revenue Bonds,
University of Pennsylvania (a)                                       1,500,000   3.76   07/01/2034   1,500,000
                                                                                                     ---------
                                                                                                     2,500,000
                                                                                                     ---------
PUERTO RICO -- 3.9%
Puerto Rico Electric Power Authority Revenue Bonds,
Series 815, INS: FSA/FGIC, LIQ: JP Morgan Chase Bank (a)             1,445,000   3.75   01/01/2013   1,445,000
                                                                                                     ---------
TEXAS -- 11.5%
City of Arlington Texas Special Obligations Revenue Bonds,
Tax-Dallas Cowboys, Class B, INS: MBIA, SPA: Depfa Bank PLC (a)      1,400,000   3.80   08/15/2035   1,400,000

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                           DATE
                                                                     PRINCIPAL   RATE       OF          VALUE
                                                                       AMOUNT      %     MATURITY         $
                                                                     ---------   ----   ----------   -----------
TEXAS -- (CONTINUED)
Harris County Health Facilities Development Corp.
   Revenue Bonds, Methodist Hospital Systems,
   Series A(a)                                                       1,300,000   3.85   12/01/2032     1,300,000
State of Texas, Tax & Revenue Antic Notes                            1,500,000   4.50   08/31/2007     1,501,455
                                                                                                     -----------
                                                                                                       4,201,455
                                                                                                     -----------
WASHINGTON -- 4.1%
Washington State, PUTTERs, Series 1422,
   INS: FSA, LIQ: JP Morgan Chase Bank(a)                            1,495,000   3.79   07/01/2014     1,495,000
                                                                                                     -----------
Total Tax-Exempt Obligations
(Cost $35,040,935)                                                                                    35,034,335
                                                                                                     -----------
MONEY MARKET FUND -- 4.1%
State Street Institutional Investment Trust Tax Free
   Money Market Fund (b)(at net asset value)                         1,522,322   3.53   01/01/2050     1,522,322
                                                                                                     -----------
TOTAL INVESTMENTS (C)-- 99.5%
(COST $36,563,257)                                                                                    36,556,657
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                            189,255
                                                                                                     -----------
NET ASSETS -- 100.0%                                                                                 $36,745,912
                                                                                                     ===========

----------
(a)  Floating Rate Note- Interest rate shown is rate in effect at June 30, 2007.

(b)  Affiliated issuer. See table that follows for more information.

(c) Cost of investments shown approximates cost for federal income tax purposes.

ACRONYM   Name
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
FGIC      Financial Guaranty Insurance Company
HFA       Housing Finance Authority
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
PCRBs     Pollution Control Revenue Bonds
SPA       Standby Purchase Agreement

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at June
30, 2007 is listed in the Portfolio of Investments.

                                              Shares purchased for   Shares sold for                            Income Earned
     Security         Number of shares held   the 6 Months ended       the 6 Months    Number of shares held   for the 6 Months
   Description            at 12/31/2006             6/30/07           ended 6/30/07          at 6/30/07         ended 6/30/07
-------------------   ---------------------   --------------------   ---------------   ---------------------   ----------------
State Street
Institutional Trust
Tax Free Money
Market Fund                     --                  1,993,731            471,409              1,522,322             $10,739

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers at market (identified cost $35,040,935)      $35,034,335
Investments in non-controlled affiliates at market (net asset value $1,522,322)
   (Note 4)                                                                        1,522,322
                                                                                 -----------
                                                                                  36,556,657
Receivables:
   Interest receivable                                                               221,636
   Receivable from adviser (Note 4)                                                    4,675
                                                                                 -----------
      Total assets                                                                36,782,968
LIABILITIES
Payables:
   Management fee (Note 4)                                                             3,016
   Administration, custody and transfer agent fees (Note 4)                              626
   Professional fees                                                                  12,659
   Trustees' fees (Note 5)                                                            11,007
   Accrued expenses and other liabilities                                              9,748
                                                                                 -----------
      Total Liabilities                                                               37,056
                                                                                 -----------
NET ASSETS                                                                       $36,745,912
                                                                                 ===========

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007* (UNAUDITED)

INVESTMENT INCOME
   Interest income - unaffiliated issuers                                 $453,040
   Interest income - non-controlled affiliated issuer                       10,739
                                                                          --------
      Total Investment Income                                              463,779
EXPENSES
   Professional fees                                                        19,387
   Management fees (Note 4)                                                 12,307
   Trustees' fees (Note 5)                                                  11,118
   Printing fees                                                             5,088
   Administration, custody and transfer agent fees (Note 4)                  2,560
   Other expenses                                                            5,743
                                                                          --------
      Total Expenses                                                        56,203
   Less: Fee waivers/reimbursements by investment adviser (Note 4)         (43,896)
                                                                          --------
      Total Net Expenses                                                    12,307
                                                                          --------
NET INVESTMENT INCOME                                                     $451,472
REALIZED AND UNREALIZED GAIN (LOSS)
Net change in net unrealized appreciation (depreciation) on Investments     (6,600)
                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $444,872
                                                                          ========

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           For the
                                                                         Period Ended
                                                                        June 30, 2007*
                                                                         (Unaudited)
                                                                        --------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                                 $   451,472
   Change in net unrealized appreciation (depreciation) of investments        (6,600)
                                                                         -----------
      Net increase in net assets resulting from operations                   444,872
                                                                         -----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                            36,398,995
   Fair value of withdrawals                                                 (97,955)
                                                                         -----------
   Net increase in net assets from capital transactions                   36,301,040
                                                                         -----------
TOTAL NET INCREASE IN NET ASSETS                                          36,745,912
NET ASSETS
Beginning of period
                                                                         -----------
End of period                                                            $36,745,912
                                                                         ===========

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

                                                                   PERIOD
                                                                   ENDED
                                                                 6/30/2007*
                                                                (UNAUDITED)
                                                                -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s)                             $36,746
   Ratios to average net assets:
      Gross operating expenses                                     0.46% **
      Net operating expenses                                       0.10% **
      Net investment income                                        3.67% **
   Portfolio turnover rate                                         8.00% ***
   Total return (a)                                                1.43%

----------
*    The Portfolio commenced operations on February 7, 2007.

**   Annualized.

***  Not annualized

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                     See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises nine investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"). The Portfolio commenced operations on February 7, 2007. At June 30, 2007, only the Portfolio, State Street Money Market Portfolio, State Street tax Free Money Market Portfolio and State Street Equity 500 Index Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of nontransferable beneficial interests.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Fixed income securities and options are valued on the basis of the closing bid price. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the six months ended June 30, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $37,487,355 and $2,440,000, respectively.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

At June 30, 2007, the book cost of investments was $36,563,257 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $0 and $6,600, respectively, resulting in net depreciation of $6,600 for all securities as computed on a federal income TAX basis.

4. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2008. For the period ended June 30, 2007, SSgA FM reimbursed the Portfolio $43,896 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                              Annual percentage of
Asset Levels                           average aggregate daily net assets
------------                           ----------------------------------
First $400 Million                                      0.03%
Thereafter                                              0.02
Minimum annual fee per portfolio:                   $150,000

5. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely- than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the Portfolio's last NAV calculation in the first required financial statement reporting period. As a result, the Portfolio has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521 -4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUST CONSIDERATION OF ADVISORY AGREEMENT

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the approval of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had reviewed various materials provided by the Adviser, which they had requested through independent counsel. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), also met separately with their counsel to consider the Advisory Agreement. In deciding whether to approve the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the costs to the Adviser of its services, and (iii) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of fixed income products appeared satisfactory. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable. The Trustees also considered the fact that the Adviser has had wide experience in managing tax-free portfolios. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser indirectly to the Portfolio was appropriate.

The Trustees noted that, while profitability of the investment adviser is typically a factor considered in evaluating an advisory agreement, since the Portfolio had not commenced operations, expected profitability could not be determined with precision at this time. However, they noted that, in light of the Portfolio's relatively low fees and the fact that the Portfolio is in its start-up phase, the Adviser's profitability was unlikely to be unreasonably high.

The Trustees had requested comparative information from Lipper Inc. with respect to fees paid by similar funds. The Trustees found that that the Portfolio's advisory fee was relatively low compared to many comparable funds. The Trustees also reviewed the estimated expense ratio of the Portfolio. The Board determined that the estimated expense ratio was reasonable in light of its peers. The Trustees concluded that the data available supported a finding as to the reasonableness of the Adviser's fees. The Trustees also considered the fees payable by the Portfolio for other services, including custodial, transfer agency and administration services. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had undertaken to reduce its advisory fee or otherwise reimburse expenses for the Portfolio. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered that the Adviser's affiliates benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Trustees noted that, because the Portfolio had not yet commenced operations, any detailed consideration of economies of scale would be premature.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

On the basis of these considerations of the factors noted above, the Trustees and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable and that it should be approved.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's last fiscal half year covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Institutional Investment Trust


By: /s/ James E. Ross
    -----------------------------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    -----------------------------------------------------
    James E. Ross
    President (Principal Executive Officer)


By: /s/ Gary L. French
    -----------------------------------------------------
    Gary L. French
    Treasurer (Principal Financial Officer)

Date: August 23, 2007